                                 [SHELBY LOGO]
                                THE SHELBY FUND
                                   THE SHELBY
                                 LARGE CAP FUND
                               CLASS A & CLASS B
                                     SHARES
                                ---------------
                         PROSPECTUS AND PRIVACY POLICY
                                ---------------

                                 AUGUST 1, 2002

                               SMC CAPITAL, INC.
                               Investment Adviser

                                THE SHELBY FUND


                           THE SHELBY LARGE CAP FUND

                      Notice of Privacy Policy & Practices

The Shelby Fund and the Shelby Large Cap Fund (the "Shelby Funds") recognizes and respects the privacy expectations of our customers(1). We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Shelby Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

- Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

- Account History, including information about the transactions and balances in a customer's accounts; and

- Correspondence, written, telephonic or electronic between a customer and Shelby Funds or service providers to the Shelby Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose all of the information described above to certain third parties who are not affiliated with the Shelby Funds under one or more of these circumstances:

- As Authorized -- if you request or authorize the disclosure of the information.

- As Permitted by Law -- for example, sharing information with companies who maintain or service customer accounts for the Shelby Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

- Under Joint Agreements -- we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER INFORMATION

We require service providers to the Shelby Funds:

- to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Shelby Funds; and

- to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non public personal information of customers of the Shelby Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Shelby Funds.
---------------

(1) For purposes of this notice, the terms "customer" or "customers" includes both shareholders of the Shelby Funds and individuals who provide nonpublic personal information to the Shelby Funds, but do not invest in the Shelby Funds shares.
                      This is not part of the Prospectus.

                                   QUESTIONS?
                          Call 1-800-774-3529 or your
                           investment representative.
                                 [SHELBY LOGO]
                                THE SHELBY FUND
                                   THE SHELBY
                                 LARGE CAP FUND
                               CLASS A & CLASS B
                                     SHARES
                                ---------------

                        PROSPECTUS DATED AUGUST 1, 2002

                                ---------------
                               SMC CAPITAL, INC.
                               Investment Adviser
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [ICON]
Carefully review this                               3  The Shelby Fund
important section for a                             7  The Shelby Large Cap Fund
summary of each Fund's
investments, risks and fees.

                                                INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                      [ICON]
This section contains                              11  The Shelby Fund
details on each Fund's                             12  Investment Risks
investment strategies and                          13  The Shelby Large Cap Fund
risks.                                             14  Investment Risks

                                                SHAREHOLDER INFORMATION

                                      [ICON]
Consult this section to                            15  Pricing of Fund Shares
obtain details on how shares                       15  Purchasing and Adding to Your Shares
are valued, how to purchase,                       18  Selling Your Shares
sell and exchange shares,                          21  Distribution Arrangements/Sales Charges
related charges and payments                       25  Dividends, Distributions and Taxes
of dividends.

                                                FUND MANAGEMENT

                                      [ICON]
Review this section for                            26  The Investment Adviser
details on the people and                          26  Portfolio Managers
organizations who oversee                          27  The Distributor and Administrator
the Funds and their
investments.

                                                FINANCIAL HIGHLIGHTS

                                      [ICON]
Review this section for                            28  The Shelby Fund
details on the selected                            29  The Shelby Large Cap Fund
financial statements of the
Funds.



Please Note: Class B Shares of each of the Funds are not currently being offered for sale.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]
THE SHELBY FUND


                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES             The Shelby Fund seeks capital appreciation.
    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of
    INVESTMENT STRATEGIES             equity securities that the Fund's Adviser believes are
                                      likely to achieve superior growth in earnings. This growth is typically generated by increasing unit volume and
                                      expanding margins derived from developing new products,
                                      services and markets. The companies selected may be of
                                      various market capitalizations as long as the growth
                                      potential is significantly greater than average.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
                                      The Fund may invest in shares of relatively new and smaller companies and shares of these types of companies may be more volatile than those of larger, more established issuers.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - investing for a long-term goal such as retirement (five
                                          year or longer investment horizon)
                                        - looking to add a growth component to your portfolio
                                        - willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns

                                      This Fund will not be appropriate for someone:
                                        - seeking monthly income
                                        - pursuing a short-term goal or investing emergency
                                          reserves
                                        - seeking safety of principal

    FUND                              Because the Class B Shares of the Fund have not yet been
    PERFORMANCE                       offered, fund performance information is not presented for that class of shares.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]
THE SHELBY FUND




                                        PERFORMANCE BAR CHART AND TABLE(1)
                                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                                        12/31 -- CLASS A SHARES
                                    [GRAPH]

1992                                                                             31.91%
93                                                                               13.83
94                                                                                2.33
95                                                                               35.03
96                                                                               13.69
97                                                                                5.95
98                                                                               12.49
99                                                                               55.58
00                                                                              -23.51
01                                                                              -17.81


                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.



                                                Best quarter:  Q4 1999    33.00%


                                                Worst quarter: Q4 2000   -26.58%

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending

                                                     December 31, 2001)(6)


   The chart and table on this
   page show how The Shelby Fund
   has performed and how its
   performance has varied from
   year to year. The bar chart
   shows changes in the Fund's
   yearly performance for each
   of the last ten years to
   demonstrate that the Fund's
   value varied at differing
   times. The returns for Class
   B will differ from the
   returns for Class A Shares
   shown in the bar chart
   because of differences in
   expenses for each respective
   class of shares. The table
   below it compares performance
   over time (both before and
   after taxes) to that of the
   Fund's primary benchmark the
   S&P 500(R) Index(2) and also
   to the Russell 2000 Index(3).



   The quoted performance for
   the Fund's Class A Shares
   includes performance of (1)
   certain common trust and
   collective investment funds
   that were converted into
   Class Y Shares' assets upon
   the establishment of the Fund
   on July 1, 1994 ("Commingled
   Funds") (2) the Fund's Class
   Y Shares from July 1, 1994 to
   the inception of Class A
   Shares on October 28, 1999,
   as restated to reflect the
   expenses of Class A Shares
   and (3) the performance of
   the Class A Shares since
   their inception on October
   28, 1999.(4)



                                          PERFORMANCE      PAST       PAST 5       PAST 10         SINCE
                                           INCEPTION       YEAR       YEARS         YEARS        INCEPTION
 CLASS A RETURN BEFORE TAXES (INCLUDES
 MAXIMUM SALES CHARGE OF 4.75%)              1/1/81       -21.72%      2.11%        10.11%         12.17%
 CLASS A RETURN AFTER TAXES
 ON DISTRIBUTIONS (INCLUDES MAXIMUM
 SALES CHARGE OF 4.75%)(5)                   1/1/81       -21.72%     -0.98%          n/a            n/a
 CLASS A RETURN AFTER TAXES
 ON DISTRIBUTIONS AND SALE OF FUND
 SHARES (INCLUDES MAXIMUM SALES CHARGE
 OF 4.75%)(5)                                1/1/81       -13.21%      1.15%          n/a            n/a
 S&P 500(R) INDEX(2)                         1/1/81       -11.89%     10.70%        12.93%         14.19%
 RUSSELL 2000 INDEX(3)                       1/1/81         2.49%      7.52%        11.51%         11.47%


(1) Both the chart and table assume reinvestment of dividends and distributions.

(2) A widely recognized, unmanaged index of common stocks generally representative of the stock market as a whole. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.



(3) An unmanaged index of small and mid-capitalization common stocks. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.

  RISK/RETURN SUMMARY AND FUND EXPENSES


                                                [ICON]

THE SHELBY FUND


(4) The Commingled Funds were previously managed with full investment authority by the Fund's portfolio managers. The Fund's investment objective and policies are substantially similar to those of the Commingled Funds. The Commingled Funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore they were not subject to certain investment restrictions imposed by the 1940 Act. If the Commingled Funds had been registered under the 1940 Act, their performance might have been adversely affected.

(5) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.



(6) For the period January 1, 2002 through June 30, 2002, the aggregate (non-annualized) total return for the Class A Shares was -17.65% versus -13.16% for the S&P 500 Index(2) and -4.70% for the Russell 2000 Index(3).

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]
THE SHELBY FUND


                                              FEES AND EXPENSES


                                                SHAREHOLDER FEES (FEES PAID                          B
                                                DIRECTLY FROM YOUR INVESTMENT)      A SHARES   SHARES(4)
                                                Maximum Sales Charge (load)
                                                Imposed on Purchases                 4.75%(1)    None
                                                Maximum Deferred Sales Charge
                                                (load)                               None        5.00%(2)
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM
                                                FUND ASSETS)
                                                Management Fees                      1.00%       1.00%
                                                Distribution and Service (12b-1)
                                                Fees                                 0.25%       1.00%
                                                Other Expenses(3)                    0.83%       0.83%
                                                Total Fund Operating Expenses        2.08%       2.83%


                                    (1) Lower sales charges are available
                                        depending upon the amount invested. See
                                        "Distribution Arrangements."

                                    (2) The Contingent Deferred Sales Charge
                                        ("CDSC") imposed on Class B Shares if
                                        you sell your shares before a certain
                                        period of time has elapsed declines over five years starting with year one and ending in year six as follows: 5%, 4%, 3%, 2%, 1%.


                                    (3) The Administrator is waiving a portion
                                        of the Administrative fee so that Other
                                        Expenses are expected to be 0.78%. TOTAL
                                        FUND OPERATING EXPENSES AFTER THIS FEE
                                        WAIVER ARE EXPECTED TO BE 2.03% AND
                                        2.78% FOR CLASS A AND B SHARES,
                                        RESPECTIVELY. These expense limitations
                                        may be revised or canceled at any time.


                                    (4) Class B Shares are not currently being
                                        offered for sale.
                                              EXPENSE EXAMPLE


                                                                                      1        3        5       10
                                                                                   YEAR    YEARS    YEARS    YEARS
                                                CLASS A SHARES                     $676   $1,096   $1,540   $2,771
                                                CLASS B SHARES
                                                Assuming Redemption                $786   $1,177   $1,594   $2,979
                                                Assuming no Redemption             $286   $  877   $1,494   $2,979



This table describes the fees
   and expenses that you may
   pay if you buy and hold
   shares of the Fund.


Use this table to compare fees
   and expenses with those of
   other Funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


  - $10,000 investment

  - 5% annual return


  - redemption at the end of
    each period


  - no changes in the Fund's
    operating expenses

  - reinvestment of dividends
    and distributions

Because this example is
   hypothetical and for
   comparison purposes only,
   your actual costs will be
   different.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

THE SHELBY LARGE CAP FUND


                            RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVES             The Shelby Large Cap Fund seeks capital appreciation.
    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of
    INVESTMENT STRATEGIES             equity securities of large capitalization companies. For
                                      these purposes, the Adviser deems issuers with market
                                      capitalizations in excess of $5 billion to be large
                                      capitalization companies. The Adviser seeks growth at a
                                      reasonable price and typically invests in industry-leading domestic companies that have proven track records of
                                      consistent, above-average earnings and revenue growth.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - investing for a long-term goal such as retirement (five
                                          year or longer investment horizon)
                                        - looking to add a growth component to your portfolio
                                        - willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns
                                      This Fund will not be appropriate for someone:
                                        - seeking monthly income
                                        - pursuing a short-term goal or investing emergency
                                          reserves
                                        - seeking safety of principal

    FUND PERFORMANCE                  Because the Class B Shares of the Fund have not yet been
                                      offered, fund performance information is not presented for that class of shares.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]
THE SHELBY LARGE CAP FUND


                                        PERFORMANCE BAR CHART AND TABLE(1)
                                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                                        12/31 -- CLASS A SHARES
                                    [GRAPH]

1996                                                                             26.32%
97                                                                               34.38
98                                                                               25.53
99                                                                               23.46
00                                                                               -7.69
01                                                                               -9.98


                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.



                                                Best quarter:   Q4
                                                1998                     +24.75%


                                                Worst quarter:  Q3
                                                1998                     -13.61%

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending

                                                     December 31, 2001)(5)


   The bar chart on this page
   shows how the Class A
   Shares of the Fund have
   performed and how their
   performance has varied from
   year to year. The bar chart
   shows changes in the Fund's
   yearly performance for each
   of the last six years to
   demonstrate that the Fund's
   value varied at differing
   times. The returns for
   Class B will differ from
   the returns for Class A
   Shares shown in the bar
   chart because of
   differences in expenses for
   each respective class of
   shares. The table below it
   compares the Fund's
   performance over time (both
   before and after taxes) to
   that of its primary
   benchmark the S&P 500(R)
   Index(2). The quoted
   performance for the Fund
   consists of the performance
   of certain common trust
   funds and collective
   investment funds (the
   "Commingled Funds") that
   were previously managed
   with full investment
   authority by the Fund's
   portfolio managers prior to
   the establishment of the
   Fund on August 1, 2001. The
   assets of the Commingled
   Funds were converted into
   assets of the Fund upon the
   establishment of the
   Fund(3).



                                          PERFORMANCE      PAST       PAST 5          SINCE
                                           INCEPTION       YEAR       YEARS         INCEPTION
 CLASS A RETURN BEFORE TAXES (INCLUDES
 MAXIMUM SALES CHARGE OF 4.75%)             10/1/95       -14.26%     10.51%          13.27%
 CLASS A RETURN AFTER TAXES
 ON DISTRIBUTIONS (INCLUDES MAXIMUM
 SALES CHARGE OF 4.75%)(4)                  10/1/95          n/a        n/a             n/a
 CLASS A RETURN AFTER TAXES
 ON DISTRIBUTIONS AND SALE OF FUND
 SHARES (INCLUDES MAXIMUM SALES CHARGE
 OF 4.75%)(4)                               10/1/95          n/a        n/a             n/a
 S&P 500(R) INDEX(2)                        10/1/95       -11.89%     10.70%          13.18%


(1) Both the chart and table assume reinvestment of dividends and distributions.


(2) A widely recognized, unmanaged index of common stocks generally representative of the stock market as a whole. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.

  RISK/RETURN SUMMARY AND FUND EXPENSES


                                                [ICON]

THE SHELBY LARGE CAP FUND


(3) The Fund's investment objective and policies are substantially similar to those of the Commingled Funds. The Commingled Funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore they were not subject to certain investment restrictions imposed by the 1940 Act. If the Commingled Funds had been registered under the 1940 Act, their performance might have been adversely affected.


(4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.



(5) For the period January 1, 2002 through June 30, 2002, the aggregate (non-annualized) total return for the Fund was -17.31% versus -13.16% for the S&P 500 Index(2).

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]
THE SHELBY LARGE CAP FUND


                                              FEES AND EXPENSES


                                                SHAREHOLDER FEES (FEES PAID                          B
                                                DIRECTLY FROM YOUR INVESTMENT)      A SHARES   SHARES(4)
                                                Maximum Sales Charge (load)
                                                Imposed on Purchases                 4.75%(1)    None
                                                Maximum Deferred Sales Charge
                                                (load)                               None        5.00%(2)
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM
                                                FUND ASSETS)
                                                Management Fees                      0.85%       0.85%
                                                Distribution and Service (12b-1)
                                                Fees                                 0.25%       1.00%
                                                Other Expenses(3)                    0.94%       0.94%
                                                Total Fund Operating Expenses        2.04%       2.79%
                                                Fee Waiver and/or Expense
                                                Reimbursement(3)                     0.39%       0.39%
                                                Net Expenses(3)                      1.65%       2.40%


                                    (1) Lower sales charges are available
                                        depending upon the amount invested. See
                                        "Distribution Arrangements."

                                    (2) The Contingent Deferred Sales Charge
                                        ("CDSC") imposed on Class B Shares if
                                        you sell your shares before a certain
                                        period of time has elapsed declines over five years starting with year one and ending in year six as follows: 5%, 4%, 3%, 2%, 1%.

                                    (3) The Adviser has entered into an expense
                                        limitation agreement with the Fund to
                                        limit the Total Fund Operating Expenses
                                        of the Fund's Class A Shares and Class B
                                        Shares to 1.65% and 2.40% of the Fund's
                                        average daily net assets, respectively,
                                        for the Fund's current fiscal year. The
                                        Fund has agreed contractually to repay
                                        the Adviser for amounts waived or
                                        reimbursed by the Adviser pursuant to
                                        the expense limitation agreement
                                        provided that such repayment does not
                                        cause the Total Fund Operating Expenses
                                        of the Class A Shares and the Class B
                                        Shares to exceed 1.65% and 2.40%,
                                        respectively, and the repayment is made
                                        within three years after the year in
                                        which the Adviser incurred the expense.

                                    (4) Class B Shares are not currently being
                                        offered for sale.
                                              EXPENSE EXAMPLE


                                                                                      1        3        5       10
                                                                                   YEAR    YEARS    YEARS    YEARS
                                                CLASS A SHARES                     $672   $1,084   $1,521   $2,731
                                                CLASS B SHARES
                                                Assuming Redemption                $782   $1,165   $1,574   $2,940
                                                Assuming no Redemption             $282   $  865   $1,474   $2,940



This table describes the fees
   and expenses that you may
   pay if you buy and hold
   shares of the Fund.



Use this table to compare fees
   and expenses with those of
   other Funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


  - $10,000 investment

  - 5% annual return

  - redemption at the end of
    each period


  - no changes in the Fund's
    operating expenses



  - reinvestment of dividends
    and distributions


Because this example is
   hypothetical and for
   comparison purposes only,
   your actual costs will be
   different.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]
THE SHELBY FUND





   TICKER SYMBOL: SHALX


   INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

   INVESTMENT OBJECTIVE

   The investment objective of The Shelby Fund is to seek capital appreciation. POLICIES AND STRATEGIES

   The Adviser pursues the Fund's investment objective by investing in a diversified portfolio of equity securities, including relatively new or unseasoned ones, that the Adviser believes are likely to achieve superior growth in earnings. This growth is typically generated by increasing unit volume and expanding margins derived from developing new products, services and markets. The companies selected may be of various market capitalizations as long as the growth potential, in the Adviser's judgment, is significantly greater than average. The Fund will seek to take advantage of market volatility when fluctuations in securities' prices seem unjustified. In order to achieve this goal, positions may be initiated or increased when price declines occur or positions will be sold or reduced on price advances that appear unwarranted. This policy may well result in higher portfolio turnover than would otherwise be the case. There can be no assurances that the Fund will achieve its investment objective. This Fund is not appropriate for investors seeking predictable income or short-term preservation of capital.

   Consistent with the Fund's investment objective, the Fund:

     - invests substantially all, but in no event less than 65%, of the value of its total assets in equity securities

     - invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks

     - may engage in short sales against the box

     - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

     - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

     - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

     - may invest in convertible securities that are securities which are convertible into or exchangeable for common stock

     - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

     - may engage in options transactions

     - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

     - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]
THE SHELBY FUND


     - may purchase securities on a when-issued or delayed-delivery basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period
     - may invest in other investment companies

   In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT RISKS

   An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

   Generally, the Fund will be subject to the following risks:

   EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. The fact that the Adviser follows a specific discipline can provide no assurance against a decline in the value of the Fund's shares.

   MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

   CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

   SMALL-CAP RISK: Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

   FOREIGN INVESTMENT RISK: The Fund may invest in foreign securities which involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, lack of liquidity, and lack of government regulation.


   Investments in the Fund are not deposits of Commonwealth Bancshares Inc. or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.


   Please see the Statement of Additional Information for more information about these investment policies.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]
THE SHELBY LARGE CAP FUND





   TICKER SYMBOL: SLCPX


   INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

   INVESTMENT OBJECTIVE

   The investment objective of The Shelby Large Cap Fund is to seek capital appreciation.

   POLICIES AND STRATEGIES

   The Adviser pursues the Fund's investment objective by investing in a diversified portfolio of equity securities of large capitalization companies. For these purposes, the Adviser deems issuers with market capitalizations in excess of $5 billion to be large capitalization companies. The Adviser seeks growth at a reasonable price and typically invests in industry-leading domestic companies that have proven track records of consistent , above-average earnings and revenue growth. The Adviser evaluates the strength of an issuer's balance sheet as well as its lines of business, diversification and its international exposure. The Fund's portfolio is generally well diversified and typically holds 80 or more individual issuers from various market segments. There can be no assurances that the Fund will achieve its investment objective. This Fund is not appropriate for investors seeking predictable income or short-term preservation of capital.

   Consistent with the Fund's investment objective, the Fund:


     - invests substantially all, but in no event less than 80%, of the value of its assets in equity securities of large capitalization companies


     - invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks

     - may engage in short sales against the box

     - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

     - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

     - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

     - may invest in convertible securities that are securities which are convertible into or exchangeable for common stock

     - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

     - may engage in options transactions

     - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

     - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]
THE SHELBY LARGE CAP FUND


     - may purchase securities on a when-issued or delayed-delivery basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period
     - may invest in other investment companies

   In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT RISKS

   An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

   Generally, the Fund will be subject to the following risks:

   EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. The fact that the Adviser follows a specific discipline can provide no assurance against a decline in the value of the Fund's shares.

   MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

   CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

   FOREIGN INVESTMENT RISK: The Fund may invest in foreign securities which involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, lack of liquidity, and lack of government regulation.


   Investments in the Fund are not deposits of Commonwealth Bancshares Inc. or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.


   Please see the Statement of Additional Information for more information about these investment policies.

  SHAREHOLDER INFORMATION

                         [ICON]

   PRICING OF FUND SHARES
   ----------------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of a
   Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:
              NAV =
   Total Assets - Liabilities

   ----------------------------------------
        Number of Shares
           Outstanding
   ---------------------------
-  PURCHASING AND ADDING TO YOUR SHARES

                                                                                     MINIMUM     MINIMUM
                                                                                     INITIAL     SUBSEQUENT
                                                ACCOUNT TYPE                        INVESTMENT   INVESTMENT
                                                Regular (non-retirement)              $1,000        $100
                                                Retirement (IRA)                      $1,000        $ 50
                                                Automatic Investment Plan             $   25        $ 25


                                    All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks and credit card convenience checks are not accepted.

                                    The Funds may waive the minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Funds and their shareholders.
Per share net asset value (NAV) for each Fund is determined and their shares are priced at the close of regular trading
                                          on the New York Stock Exchange, or at
                                          4:00 p.m. Eastern time on days the
                                          Exchange is open, whichever is
                                          earlier.
Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is
                                          accepted by the Fund plus any
                                          applicable sales charge as noted in
                                          the section on "Distribution
                                          Arrangements/Sales Charges." This is
                                          what is known as the offering price.
Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices
                                          will be based on fair value as
                                          determined by the Funds' Trustees.
You may purchase a Fund
   through the Distributor or
   through investment
   representatives, who may
   charge additional fees and
   may require higher minimum
   investments or impose
   other limitations on
   buying and selling shares.
   If you purchase shares
   through an investment
   representative, that party
   is responsible for
   transmitting orders by
   close of business and may
   have an earlier cut-off
   time for purchase and sale
   requests. Consult your
   investment representative
   for specific information.

  SHAREHOLDER INFORMATION

                         [ICON]

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to either "The Shelby Fund" or "The Shelby Large Cap Fund", as applicable

   3. Mail to: The Shelby Funds, PO Box 182698, Columbus, OH 43218-2698

   Subsequent:

   1. Use the investment slip attached to your account statement. Or, if unavailable,
   2. Include the following information on a piece of paper:
      - Fund name
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.
   3. Mail to: THE SHELBY FUNDS, PO Box 182698,
      Columbus, OH 43218-2698
   BY OVERNIGHT SERVICE
   SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.

   4. Send to: THE SHELBY FUNDS, c/o BISYS Fund Services, Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219

   ELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-774-3529. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-774-3529 to arrange a transfer from your bank account.

ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an
                                                      electronic purchase or
                                                      sale, the transaction is
                                                      made through the
                                                      Automated Clearing House
                                                      (ACH) and may take up to
                                                      eight days to clear.
                                                      There is generally no fee
                                                      for ACH transactions.

  SHAREHOLDER INFORMATION

                         [ICON]

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER
   Note: Your bank may charge a wire transfer fee.

   For initial investment:
   Call 1-800-774-3529 to place your order and receive a confirmation number. You will be asked to fax your application and send the original in the mail. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:
   Instruct your bank to wire transfer your investment to:
   Name of Bank: Fifth Third Bank, Cincinnati
   Routing Number: ABA #042000314
   DDA #717-26917

   Include:
   Your name
   Your confirmation number

   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-774-3529 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments in the Funds from your bank account. Automatic investments can be as little as $25.

   To invest regularly from your bank account:
     * Complete the Automatic Investment Plan portion on your Account
       Application.

       Make sure you note:
          - Your bank name, address and ABA number
          - Your checking or savings account number
          - The amount you wish to invest automatically (minimum $25)
          - How often you want to invest (every month, 4 times a year, twice a year or once a year)
          - Attach a voided personal check or savings deposit slip.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Dividends are higher for Class A shares than for Class B shares, because Class A shares have lower distribution expenses. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION AND MAY BE SUBJECT TO INCOME TAX.
   -----------------------------------------------------------------------------

  SHAREHOLDER INFORMATION

                         [ICON]

   SELLING YOUR SHARES
   INSTRUCTIONS FOR SELLING SHARES
   You may sell your shares
   at any time. Your sales
   price will be the next NAV
   after your sell order is
   received by the Funds,
   their transfer agent, or
   your investment
   representative. Normally
   you will receive your
   proceeds (less any
   applicable contingent
   deferred sales charge)
   within a week after your
   request is received. See
   section on "General
   Policies on Selling
   Shares" below.

   BY TELEPHONE (unless you have declined telephone sales privileges)

   1. Call 1-800-774-3529 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

   BY MAIL

   1. Call 1-800-774-3529 to request redemption forms or write a letter of instruction indicating:
      - your Fund and account number
      - amount you wish to redeem
      - address where your check should be sent
      - account owner signature

   2. Mail to: THE SHELBY FUNDS, P.O. Box 182698, Columbus, OH 43218-2698

   BY OVERNIGHT SERVICE

   SEE INSTRUCTION 1 ABOVE.

   2. Send to: THE SHELBY FUNDS, c/o BISYS Fund Services, Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219

   WIRE TRANSFER

   You must indicate this option on your application.

   Call 1-800-774-3529 to request a wire transfer.

   If you call by 4 p.m. Eastern time or the close of the NYSE, whichever is earlier, your payment will normally be wired to your bank on the next business day.

   The Funds may charge a wire transfer fee.

   Note: Your financial institution may also charge a separate fee.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is
                                      also known as redeeming shares or a
                                      redemption of shares.

CONTINGENT DEFERRED SALES CHARGE
When you sell Class B shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/ Sales Charges" below for details.

  SHAREHOLDER INFORMATION

                         [ICON]

   SELLING YOUR SHARES
   CONTINUED

   AUTOMATIC WITHDRAWAL PLAN
   You can receive automatic payments from your account on a monthly or quarterly basis. The minimum withdrawal is $25. To activate this feature:
     - Make sure you've checked the appropriate box and completed the Automatic Withdrawal section of the Account Application. Or call 1-800-774-3529.
     - Include a voided personal check.
     - Your account must have a value of $10,000 or more to start withdrawals.
     - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000.

   No CDSC will be assessed on redemptions made in accordance with this feature that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly and quarterly redemptions will not be subject to a CDSC if they do not exceed 1% or 3%, respectively, of an account's net asset value on the redemption date. Any redemptions in accordance with this feature in excess of this limit are still subject to the applicable CDSC.

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:
     - Your account address has changed within the last 10 business days
     - The check is not being mailed to the address on your account
     - The check is not being made payable to the owner(s) of the account
     - The redemption proceeds are being transferred to another Fund account with a different registration
     - The redemption proceeds are being wired to bank instructions currently not on your account


   Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

  SHAREHOLDER INFORMATION

                         [ICON]

   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT
   When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a wire transfer or a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If the Funds deem it advisable for the benefit of their shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   SMALL ACCOUNT FEE

   Because of the high cost of maintaining small accounts the Funds may assess a quarterly fee of $5 on all accounts with a balance below $2,000 for the quarter.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in your account at the current NAV.

  SHAREHOLDER INFORMATION

                         [ICON]

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in the Funds and ways to qualify for reduced sales charges.

                              CLASS A SHARES                     CLASS B SHARES
     Sales Charge (Load)      Front-end sales charge; reduced    No front-end sales charge. A
                              sales charges available.           contingent deferred sales charge
                                                                 (CDSC) may be imposed on shares
                                                                 redeemed within six years after
                                                                 purchase; shares automatically
                                                                 convert to Class A Shares after 8
                                                                 years. Maximum investment is
                                                                 $250,000.
     Distribution and         Subject to annual distribution and Subject to annual distribution and
     Service (12b-1) Fee      shareholder servicing fees of up   shareholder servicing fees of up
                              to .25% of the Fund's total        to 1.00% of the Fund's assets.
                              assets.
     Fund Expenses            Lower annual expenses than Class B Higher annual expenses than Class
                              shares.                            A shares.

   CALCULATION OF SALES CHARGES

   CLASS A SHARES

   Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates for the Funds are as follows:

                                                                                        AMOUNT OF SALES
                                                                                       CHARGE REALLOWED
                                                   SALES CHARGE     SALES CHARGE        TO DEALERS AS A
                         YOUR                       AS A % OF         AS A % OF      PERCENTAGE OF PUBLIC
                      INVESTMENT                  OFFERING PRICE   YOUR INVESTMENT      OFFERING PRICE
      Less than $25,000                                4.75%            4.99%                4.25%
      $25,000 but less than $100,000                   4.50%            4.71%                4.25%
      $100,000 but less than $250,000                  3.50%            3.63%                3.25%
      $250,000 but less than $500,000                  2.50%            2.56%                2.25%
      $500,000 but less than $1,000,000                1.00%            1.01%                0.75%
      $1,000,000 and above                             0.50%            0.50%                0.25%

  SHAREHOLDER INFORMATION

                         [ICON]



   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B SHARES
   Class B shares of the Funds are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of a Fund before the sixth anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

                                                            CDSC AS A % OF DOLLAR
                YEARS SINCE PURCHASE                       AMOUNT SUBJECT TO CHARGE
    -----------------------------------------------------------------------------------------
                        0-2                                         5.00%
                        2-3                                         4.00%
                        3-4                                         3.00%
                        4-5                                         2.00%
                        5-6                                         1.00%
                    more than 6                                      None

   If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

   SALES CHARGE REDUCTIONS

   Reduced sales charges for Class A shares are available to shareholders with investments of $25,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

   LETTER OF INTENT -- You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

   RIGHTS OF ACCUMULATION -- When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

   SALES CHARGE WAIVERS

   The sales charge will not apply to purchases of Class A shares by:

   (1) BISYS or any of its affiliates;

   (2) Trustees or officers of the Funds:

   (3) directors or officers of BISYS or the Adviser, or affiliates or bona fide full-time employees of any of the foregoing who have acted as such for not less than 90 days (including members of their immediate families and their retirement plans or accounts);

  SHAREHOLDER INFORMATION

                         [ICON]

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED


   (4) retirement accounts or plans (or monies from retirement accounts or plans) for which there is a written service agreement between the Group or Distributor and the plan sponsors, so long as such shares are purchased through the Funds;



   (5) any person purchasing shares within approved asset allocation or "wrap fee" programs sponsored by a financial services organization; or



   (6) accounts for which the Adviser or any of its affiliates act in a fiduciary, advisory, agency or similar capacity.


   The sales charge also does not apply to shares sold to representatives of selling brokers and members of their immediate families.

   The Distributor and the Adviser, at their expense, may provide compensation to dealers in connection with sales of Shares of the Funds. Shares sold subject to the waiver of the Contingent Deferred Sales Charge are not eligible for the payment of such compensation.

   REINSTATEMENT PRIVILEGE

   If you have sold Class A or B shares and decide to reinvest in a Fund within a 365 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 365 days of the date your instructions to sell were processed.

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     - The 12b-1 fees vary by share class as follows:

     - Class A shares pay a 12b-1 fee of up to .25% of the average daily net assets of a Fund.

     - Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

     - The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

     - The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.

   Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

  SHAREHOLDER INFORMATION

                         [ICON]

   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of the same class of another Shelby Fund, usually without paying additional sales charges (see "Notes on exchanges" below). No transaction fees are charged for exchanges.

   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Shelby Funds, P.O. Box 182698, Columbus OH 43218-2698, or by calling 1-800-774-3529. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made.

   See "Selling your Shares" for important information about telephone transactions.

   To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to five exchanges within a one year period or three exchanges in a calendar quarter.

   NOTES ON EXCHANGES

   When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

   The registrations and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

  SHAREHOLDER INFORMATION

                         [ICON]

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives in the form of dividends is paid out, less expenses, to shareholders. Income dividends and Capital Gains on The Shelby Fund and the Shelby Large Cap Fund are usually paid annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time a Fund has held the security -- not how long the shareholder has been in the Fund.

   Dividends are taxable in the year in which they are declared, even if they are paid and appear on your account statement the following year.

   You will be notified in January each year about the federal tax status of distributions made by your Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.


   Each Fund is required to withhold 30% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided their Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

  FUND MANAGEMENT

                 [ICON]

   THE INVESTMENT ADVISER


   SMC Capital, Inc. (the "Adviser"), Louisville, Kentucky 40207 is the investment adviser for each Fund and has been engaged to provide day-to-day investment advisory services to the Funds. SMC Capital, Inc. is a registered investment adviser established in 1993. The Adviser receives an investment advisory fee from The Shelby Fund equal, on an annual basis, to 1.00% of that Fund's average daily net assets. The Adviser receives an investment advisory fee from The Shelby Large Cap Fund equal, on an annual basis, to 0.85% of that Fund's average daily net assets. For the fiscal year ended March 31, 2002 the Shelby Fund paid 1.00% in advisory fees to the Adviser and, in accordance with an expense limitation agreement in effect with respect to The Shelby Large Cap Fund, the Adviser reimbursed the Large Cap Fund 0.10% resulting in a net investment advisory fee, after reimbursement, of 0.75% for that Fund.


   PORTFOLIO MANAGERS

   The following individuals serve as portfolio managers for The Shelby Fund and are primarily responsible for the day-to-day management of that Fund's portfolio:

    Darrell R. Wells                      Chairman and Chief Executive Officer of SMC Capital, Inc.,
                                          Harvard University, A.B. (1965); SMC Capital, Inc.
                                          (1993-present); Security Management Company (1972-present).
    James C. Shircliff, CFA               Executive Vice-President and Director of Research of SMC
                                          Capital, Inc., University of Louisville, B.S. (1972); SMC
                                          Capital, Inc. (1997-present); Executive Investment Advisors
                                          (1992-1997); Southeastern Asset Management (1986-1991);
                                          Oppenheimer Management Company (1985-1986); Oppenheimer and
                                          Company (1983-1985); First Kentucky Trust Company
                                          (1973-1983).
    Richard A. Beck                       Senior Vice President of SMC Capital, Inc., University of
                                          Louisville, B.S., (1991); Babson University, M.B.A. (1999);
                                          SMC Capital, Inc. (1999-present).

   The following individuals serve as portfolio managers for The Shelby Large Cap Fund and are primarily responsible for the day-to-day management of that Fund's portfolio:


    Darrell R. Wells                      Chairman and Chief Executive Officer of SMC Capital, Inc.,
                                          Harvard University, A.B. (1965); SMC Capital, Inc.
                                          (1993-present); Security Management Company (1972-present).
    Holland N. McTyeire IV, CFA           Senior Vice-President and Chairman of the Investment
                                          Committee of Commonwealth Bank & Trust Company; Senior
                                          Vice-President of SMC Capital, Inc., Yale University, B.A.
                                          (1953); Commonwealth Bank & Trust Company (1993-present);
                                          SMC Capital, Inc. (2001-present).
    Brian S. Stivers                      Vice-President and Senior Investment Officer of Commonwealth
                                          Bank & Trust Company; Vice-President of SMC Capital, Inc.;
                                          University of Louisville, B.S. (1993); Commonwealth Bank &
                                          Trust Company (1994-present); SMC Capital, Inc.
                                          (2001-present).


   The Statement of Additional Information has more detailed information about the Adviser and other service providers.

  FUND MANAGEMENT

                 [ICON]

   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services Limited Partnership is each Fund's distributor and BISYS Fund Services Ohio, Inc. is each Fund's administrator. Their address is 3435 Stelzer Road, Columbus, Ohio 43219.
   CAPITAL STRUCTURE -- The Coventry Group was organized as a Massachusetts business trust on January 8, 1992 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by the Coventry Group's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances. Absent such circumstances, the Coventry Group does not intend to hold annual or special meetings.

   The Funds offer three Classes of Shares, Class A, Class B and Class Y Shares, each of which have different expenses that affect performance. For further information, telephone the Distributor at (800) 774-3529.

  FINANCIAL HIGHLIGHTS                   THE SHELBY FUND


                   [ICON]

   FINANCIAL HIGHLIGHTS


   The financial highlights tables are intended to help you understand each Fund's financial performance. The table below sets forth information for The Shelby Fund's Class A Shares for the period from October 28, 1999 (commencement of operations of the Class A Shares) through March 31, 2002. Class B Shares were not offered during this period. Information for the Class A Shares of The Shelby Large Cap Fund is presented on the following page. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Class A Shares of each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each Fund's financial statements, are included in the annual report of the Funds, which is available upon request.



                                                                                  CLASS A SHARES
                                                                 -------------------------------------------------
                                                                   YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                                                 MARCH 31, 2002  MARCH 31, 2001  MARCH 31, 2000(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                             $ 7.78          $20.18           $12.38
    --------------------------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss                                             (0.07)          (0.12)           (0.03)
      Net realized and unrealized gains (losses) on investments        0.30          (10.12)            8.51
    --------------------------------------------------------------------------------------------------------------
        Total from investment operations                               0.23          (10.24)            8.48
    --------------------------------------------------------------------------------------------------------------
    LESS DISTRIBUTIONS:
      From net investment income                                         --           (1.38)              --
      From net capital gains                                             --           (0.78)           (0.68)
    --------------------------------------------------------------------------------------------------------------
        Total distributions                                              --           (2.16)           (0.68)
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                   $ 8.01          $ 7.78           $20.18
    --------------------------------------------------------------------------------------------------------------
        TOTAL RETURN (EXCLUDES SALES CHARGE)                           2.96%         (53.50%)          74.29%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000s)                               $  978          $  529           $   54
      Ratio of expenses to average net assets                          2.03%           1.72%            1.64%(c)
      Ratio of net investment loss to average net assets              (1.15%)         (0.86%)          (1.42%)(c)
      Ratio of expenses to average net assets*                         2.08%           1.77%            1.70%(c)
    Portfolio turnover rate**                                         70.83%         284.76%          122.25%(c)



    * During the period certain fees were reduced and/or reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.



    ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



    (a) For the period from October 28, 1999 (commencement of operations) through March 31, 2000.


   (b) Not annualized.

    (c) Annualized.

  FINANCIAL HIGHLIGHTS                   THE SHELBY LARGE CAP FUND


                   [ICON]




                                                                       CLASS A SHARES
                                                                  -------------------------
                                                                        PERIOD ENDED
                                                                      MARCH 31, 2002(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                                   $ 10.00
    ---------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss                                                    (0.02)
      Net realized and unrealized gains on investments                        0.75
    ---------------------------------------------------------------------------------------
        Total from investment operations                                      0.73
    ---------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                         $ 10.73
    ---------------------------------------------------------------------------------------
        TOTAL RETURN (EXCLUDES SALES CHARGE)                                  7.30%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000s)                                     $24,623
      Ratio of net expenses to average net assets                             1.65%(c)
      Ratio of net investment loss to average net assets                     (0.43%)(c)
      Ratio of expenses to average net assets*                                2.04%(c)
    Portfolio turnover rate                                                   9.55%(b)



    * During the period certain fees were reduced and/or reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.



    (a) For the period from September 10, 2001 (commencement of operations) through March 31, 2002.



   (b) Not annualized.



    (c) Annualized.

                         [DESKTOP ACCOUNT APPLICATION]
                                      FPO

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

Each Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:

                            THE SHELBY FUNDS
                            C/O BISYS FUND SERVICES
                            P.O. BOX 182698
                            COLUMBUS, OHIO 43218-2698
                            TELEPHONE: 1-800-774-3529

You can review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-202-942-8090, or by electronic request by e-mailing the Commission at the following address: publicinfo@sec.gov.

  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6526.

SHEL 0002800

                                 [SHELBY LOGO]
                                THE SHELBY FUND
                                   THE SHELBY
                                 LARGE CAP FUND
                                 CLASS Y SHARES
                                ---------------
                         PROSPECTUS AND PRIVACY POLICY
                                ---------------

                                 AUGUST 1, 2002

                               SMC CAPITAL, INC.
                               Investment Adviser

                                THE SHELBY FUND


                           THE SHELBY LARGE CAP FUND


                      Notice of Privacy Policy & Practices

The Shelby Fund and the Shelby Large Cap Fund (the "Shelby Funds") recognizes and respects the privacy expectations of our customers(1). We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Shelby Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

- Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

- Account History, including information about the transactions and balances in a customer's accounts; and

- Correspondence, written, telephonic or electronic between a customer and Shelby Funds or service providers to the Shelby Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose all of the information described above to certain third parties who are not affiliated with the Shelby Funds under one or more of these circumstances:

- As Authorized -- if you request or authorize the disclosure of the information.

- As Permitted by Law -- for example, sharing information with companies who maintain or service customer accounts for the Shelby Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

- Under Joint Agreements -- we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER INFORMATION

We require service providers to the Shelby Funds:

- to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Shelby Funds; and

- to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non public personal information of customers of the Shelby Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Shelby Funds.
---------------

(1) For purposes of this notice, the terms "customer" or "customers" includes both shareholders of the Shelby Funds and individuals who provide nonpublic personal information to the Shelby Funds, but do not invest in the Shelby Funds shares.
                      This is not part of the Prospectus.

                                   QUESTIONS?
                          Call 1-800-774-3529 or your
                           investment representative.
                                 [SHELBY LOGO]
                                THE SHELBY FUND
                                   THE SHELBY
                                 LARGE CAP FUND
                                 CLASS Y SHARES
                                ---------------

                        PROSPECTUS DATED AUGUST 1, 2002

                                ---------------
                               SMC CAPITAL, INC.
                               Investment Adviser
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [ICON]
Carefully review this                               3  The Shelby Fund
important section for a                             7  The Shelby Large Cap Fund
summary of each Fund's
investments, risks and fees.

                                                INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                      [ICON]
This section contains                               9  The Shelby Fund
details on each Fund's                             11  The Shelby Large Cap Fund
investment strategies and
risks.

                                                SHAREHOLDER INFORMATION

                                      [ICON]
Consult this section to                            13  Pricing of Fund Shares
obtain details on how shares                       13  Purchasing and Adding to Your Shares
are valued, how to purchase,                       16  Selling Your Shares
sell and exchange shares,                          19  Dividends, Distributions and Taxes
related charges and payments
of dividends.

                                                FUND MANAGEMENT

                                      [ICON]
Review this section for                            20  The Investment Adviser
details on the people and                          20  Portfolio Managers
organizations who oversee                          21  The Distributor and Administrator
the Funds and their
investments.

                                                FINANCIAL HIGHLIGHTS

                                      [ICON]
Review this section for                            22  The Shelby Fund
details on the selected
financial statements of The
Shelby Fund.



Please Note: Class Y Shares of The Shelby Large Cap Fund are not currently being offered for sale.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]
THE SHELBY FUND


                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES             The Shelby Fund seeks capital appreciation.
    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of
    INVESTMENT STRATEGIES             equity securities that the Fund's Adviser believes are
                                      likely to achieve superior growth in earnings. This growth is typically generated by increasing unit volume and
                                      expanding margins derived from developing new products,
                                      services and markets. The companies selected may be of
                                      various market capitalizations as long as the growth
                                      potential is significantly greater than average.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
                                      The Fund may invest in shares of relatively new and smaller companies and shares of these types of companies may be more volatile than those of larger, more established issuers.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - investing for a long-term goal such as retirement (five
                                          year or longer investment horizon)
                                        - looking to add a growth component to your portfolio
                                        - willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns

                                      This Fund will not be appropriate for someone:
                                        - seeking monthly income
                                        - pursuing a short-term goal or investing emergency
                                          reserves
                                        - seeking safety of principal

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

THE SHELBY FUND




                                    PERFORMANCE BAR CHART AND TABLE(1)
                           YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 -- CLASS Y SHARES
                                    [GRAPH]

1992                                                                             32.27
93                                                                               14.11
94                                                                                2.58
95                                                                               35.34
96                                                                               13.96
97                                                                                6.23
98                                                                               12.77
99                                                                               56.03
00                                                                              -23.38
01                                                                              -17.58


                                    Past performance does not indicate how the Fund will perform in the future.


                                                Best quarter:   Q4
                                                1999     33.14%


                                                Worst quarter:  Q4
                                                2000                -26.56%


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending

                                                     December 31, 2001)(6)


   The chart and table on this
   page show how the Class Y
   Shares of The Shelby Fund
   have performed and how
   their performance has
   varied from year to year.
   The bar chart shows changes
   in the Fund's yearly
   performance for each of the
   last ten years to
   demonstrate that the Fund's
   value varied at differing
   times. The table below it
   compares the Fund's
   performance over time (both
   before and after taxes) to
   that of its primary
   benchmark the S&P 500(R)
   Index(2) and also to the
   Russell 2000 Index.(3) The
   quoted performance for the
   Fund includes the
   performance of certain
   common trust funds and
   collective investment funds
   (the "Commingled Funds")
   that were previously
   managed with full
   investment authority by
   investment personnel of the
   Fund's Adviser prior to the
   establishment of the Fund
   on July 1, 1994. The assets
   of the Commingled Funds
   were converted into assets
   of the Fund upon the
   establishment of the
   Fund.(4)



                                     PERFORMANCE      PAST       PAST 5       PAST 10          SINCE
                                      INCEPTION       YEAR       YEARS         YEARS         INCEPTION
 CLASS Y RETURN BEFORE TAXES           1/1/81       -17.58%       3.37%       10.92%          12.71%
 CLASS Y RETURN AFTER TAXES ON
 DISTRIBUTIONS(5)                      1/1/81       -17.58%       0.24%          n/a             n/a
 CLASS Y RETURN AFTER TAXES ON
 DISTRIBUTIONS AND SALE OF FUND
 SHARES(5)                             1/1/81       -10.71%       2.16%          n/a             n/a
 S&P 500(R) INDEX(2)                   1/1/81       -11.89%      10.70%       12.93%          14.19%
 RUSSELL 2000 INDEX(3)                 1/1/81         2.49%       7.52%       11.51%          11.47%


(1) Both the chart and table assume reinvestment of dividends and distributions.


(2) A widely recognized, unmanaged index of common stocks generally representative of the stock market as a whole. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.



(3) An unmanaged index of small and mid-capitalization common stocks. The index does not reflect the deduction of fees and expenses associated with a mutual fund or the impact of taxes.

  RISK/RETURN SUMMARY AND FUND EXPENSES


                                                [ICON]

THE SHELBY FUND


(4) The Fund's investment objective and policies are substantially similar to those of the Commingled Funds. The Commingled Funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore they were not subject to certain investment restrictions imposed by the 1940 Act. If the Commingled Funds had been registered under the 1940 Act, their performance might have been adversely affected.


(5) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.



(6) For the period January 1, 2002 through June 30, 2002, the aggregate (non-annualized) total return for the Fund was -13.56% versus -13.16% for the S&P 500 Index(2) and -4.70% for the Russell 2000 Index(3).

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]
THE SHELBY FUND


                                              FEES AND EXPENSES


                                                SHAREHOLDER FEES (FEES PAID
                                                DIRECTLY FROM YOUR INVESTMENT)
                                                Maximum Sales Charge (load)
                                                Imposed on Purchases                  None
                                                Maximum Deferred Sales Charge
                                                (load)                                None

                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM
                                                FUND ASSETS)

                                                Management Fees                      1.00%
                                                Distribution and Service (12b-1)
                                                Fees                                  None
                                                Other Expenses*                      0.83%
                                                Total Fund Operating Expenses*       1.83%



                                    * The Administrator is waiving a portion of
                                      the Administration fee so that Other
                                      Expenses are expected to be 0.78%. TOTAL
                                      FUND OPERATING EXPENSES AFTER THIS FEE
                                      WAIVER ARE EXPECTED TO BE 1.78%. This
                                      expense limitation may be revised or
                                      canceled at any time.

                                              EXPENSE EXAMPLE


                                                                                      1        3        5       10
                                                                                   YEAR    YEARS    YEARS    YEARS
                                                THE SHELBY FUND                    $465   $1,439   $2,476   $5,370



This table describes the fees
   and expenses that you may
   pay if you buy and hold
   shares of the Fund.


Use this table to compare fees
   and expenses with those of
   other Funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $25,000 investment
  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
  - reinvestment of dividends
    and distributions
Because this example is
   hypothetical and for
   comparison purposes only,
   your actual costs will be
   different.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]
THE SHELBY LARGE CAP FUND


                            RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE              The Shelby Large Cap Fund seeks capital appreciation.
    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of
    INVESTMENT STRATEGIES             equity securities of large capitalization companies. For
                                      these purposes, the Adviser deems issuers with market
                                      capitalizations in excess of $5 billion to be large
                                      capitalization companies. The Adviser seeks growth at a
                                      reasonable price and typically invests in industry-leading domestic companies that have proven track records of
                                      consistent, above-average earnings and revenue growth.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - investing for a long-term goal such as retirement (five
                                          year or longer investment horizon)
                                        - looking to add a growth component to your portfolio
                                        - willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns

                                      This Fund will not be appropriate for someone:
                                        - seeking monthly income
                                        - pursuing a short-term goal or investing emergency
                                          reserves
                                        - seeking safety of principal

    FUND PERFORMANCE                  Because the Class Y Shares of the Fund have not yet been
                                      offered, fund performance information is not presented for that class of shares.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]
THE SHELBY LARGE CAP FUND


                                              FEES AND EXPENSES


                                                SHAREHOLDER FEES (FEES PAID
                                                DIRECTLY FROM YOUR INVESTMENT)
                                                Maximum Sales Charge (load)
                                                Imposed on Purchases                  None
                                                Maximum Deferred Sales Charge
                                                (load)                                None

                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM
                                                FUND ASSETS)

                                                Management Fees                      0.85%
                                                Distribution and Service (12b-1)
                                                Fees                                  None
                                                Other Expenses*                      0.94%
                                                Total Fund Operating Expenses*       1.79%
                                                Fee Waiver and/or Expense
                                                Reimbursement*                       0.39%
                                                Net Expenses*                        1.40%


                                    * The Adviser has entered into an expense
                                      limitation agreement with the Fund to
                                      limit the Total Fund Operating Expenses of the Fund's Class Y Shares to 1.40% of the Fund's average daily net assets for the Fund's current fiscal year. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses of the Class Y Shares to exceed 1.40% of the Fund's average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.
                                              EXPENSE EXAMPLE


                                                                                      1        3        5       10
                                                                                   YEAR    YEARS    YEARS    YEARS
                                                THE SHELBY LARGE CAP FUND          $356   $1,314   $2,333   $5,183



This table describes the fees
   and expenses that you may
   pay if you buy and hold
   shares of the Fund.

Use this table to compare fees
   and expenses with those of
   other Funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $25,000 investment
  - 5% annual return
  - redemption at the end of
    each period

  - no changes in the Fund's
    operating expenses


  - reinvestment of dividends
    and distributions

Because this example is
   hypothetical and for
   comparison purposes only,
   your actual costs will be
   different.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]
THE SHELBY FUND




   TICKER SYMBOL:  SHELX

   INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

   INVESTMENT OBJECTIVE

   The investment objective of The Shelby Fund is to seek capital appreciation.

   POLICIES AND STRATEGIES

   The Adviser pursues the Fund's investment objective by investing in a diversified portfolio of equity securities, including relatively new or unseasoned ones, that the Adviser believes are likely to achieve superior growth in earnings. This growth is typically generated by increasing unit volume and expanding margins derived from developing new products, services and markets. The companies selected may be of various market capitalizations as long as the growth potential, in the Adviser's judgment, is significantly greater than average. The Fund will seek to take advantage of market volatility when fluctuations in securities' prices seem unjustified. In order to achieve this goal, positions may be initiated or increased when price declines occur or positions will be sold or reduced on price advances that appear unwarranted. This policy may well result in higher portfolio turnover than would otherwise be the case. There can be no assurances that the Fund will achieve its investment objective. This Fund is not appropriate for investors seeking predictable income or short-term preservation of capital.

   Consistent with the Fund's investment objective, the Fund:

     - invests substantially all, but in no event less than 65%, of the value of its total assets in equity securities

     - invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks

     - may engage in short sales against the box

     - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

     - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government (excluding U.S. Treasury instruments)

     - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

     - may invest in convertible securities which are securities that are convertible into or exchangeable for common stock

     - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

     - may engage in options transactions

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]
THE SHELBY FUND


     - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

     - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

     - may purchase securities on a when-issued or delayed-delivery basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period
     - may invest in other investment companies

   In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT RISKS

   An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

   Generally, the Fund will be subject to the following risks:

   EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate - at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. The factor that the Adviser follows a specific discipline can provide no assurance against a decline in the value of the Fund's shares.

   MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

   CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

   SMALL-CAP RISK: Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

   FOREIGN INVESTMENT RISK: The Fund may invest in foreign securities which involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, lack of liquidity, and lack of government regulation.


   Investments in the Fund are not deposits of Commonwealth Bancshares Inc. or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.


   Please see the Statement of Additional Information for more information about these investment policies.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                [ICON]
THE SHELBY LARGE CAP FUND


   INVESTMENT OBJECTIVE, POLICIES AND STRATEGY

   INVESTMENT OBJECTIVE
   The investment objective of The Shelby Large Cap Fund is to seek capital appreciation.

   POLICIES AND STRATEGIES

   The Adviser pursues the Fund's investment objective by investing in a diversified portfolio of equity securities of large capitalization companies. For these purposes, the Adviser deems issuers with market capitalizations in excess of $5 billion to be large capitalization companies. The Adviser seeks growth at a reasonable price and typically invests in industry-leading domestic companies that have proven track records of consistent, above-average earnings and revenue growth. The Adviser evaluates the strength of an issuer's balance sheet as well as its lines of business, diversification and its international exposure. The Fund's portfolio is generally well diversified and typically holds 80 or more individual issuers from various market segments. There can be no assurances that the Fund will achieve its investment objective. This Fund is not appropriate for investors seeking predictable income or short-term preservation of capital.

   Consistent with the Fund's investment objective, the Fund:


     - invests substantially all, but in no event less than 80%, of the value of its assets in equity securities of large capitalization companies


     - invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks

     - may engage in short sales against the box

     - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

     - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government (excluding U.S. Treasury instruments)

     - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

     - may invest in convertible securities which are securities that are convertible into or exchangeable for common stock

     - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

     - may engage in options transactions

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                [ICON]
THE SHELBY LARGE CAP FUND


     - may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes

     - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

     - may purchase securities on a when-issued or delayed-delivery basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period
     - may invest in other investment companies

   In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT RISKS

   An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

   Generally, the Fund will be subject to the following risks:

   EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate - at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. The factor that the Adviser follows a specific discipline can provide no assurance against a decline in the value of the Fund's shares.

   MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

   CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

   FOREIGN INVESTMENT RISK: The Fund may invest in foreign securities which involve investment risks different from those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, lack of liquidity, and lack of government regulation.


   Investments in the Fund are not deposits of Commonwealth Bancshares Inc. or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.


   Please see the Statement of Additional Information for more information about these investment policies.

  SHAREHOLDER INFORMATION

                         [ICON]

   PRICING OF FUND SHARES
   ----------------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of a
   Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:
              NAV =
   Total Assets - Liabilities

  -----------------------------------------
        Number of Shares
           Outstanding

   ---------------------------
Per share net asset value (NAV) for each Fund is determined and their shares are priced at the close of regular trading
                                          on the New York Stock Exchange, or at
                                          4:00 p.m. Eastern time on days the
                                          Exchange is open, whichever is
                                          earlier.
Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is
                                          accepted by the Fund. This is what is
                                          known as the offering price.
Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices
                                          will be based on fair value as
                                          determined by the Funds' Trustees.

-  PURCHASING AND ADDING TO YOUR SHARES

                                                                                     MINIMUM
                                                                                     INITIAL     MINIMUM
                                                ACCOUNT TYPE                        INVESTMENT   SUBSEQUENT
                                                Class Y                              $25,000        $500


                                    All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks and credit card convenience checks are not accepted.

                                    The Funds may waive the minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Funds and their shareholders.
You may purchase a Fund
   through the Distributor or
   through investment
   representatives, who may
   charge additional fees and
   may require higher minimum
   investments or impose
   other limitations on
   buying and selling shares.
   If you purchase shares
   through an investment
   representative, that party
   is responsible for
   transmitting orders by
   close of business and may
   have an earlier cut-off
   time for purchase and sale
   requests. Consult your
   investment representative
   for specific information.

  SHAREHOLDER INFORMATION

                         [ICON]

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to either "The Shelby Fund" or "The Shelby Large Cap Fund", as applicable.

   3. Mail to: THE SHELBY FUNDS, PO Box 182698, Columbus, OH 43218-2698

   Subsequent:

   1. Use the investment slip attached to your account statement. Or, if unavailable,
   2. Include the following information on a piece of paper:
      - Fund name
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.
   3. Mail to: THE SHELBY FUNDS, PO Box 182698,
      Columbus, OH 43218-2698
   BY OVERNIGHT SERVICE
   SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.

   4. Send to: The Shelby Funds, c/o BISYS Fund Services, Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219

   ELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-774-3529. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-774-3529 to arrange a transfer from your bank account.

ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an
                                                      electronic purchase or
                                                      sale, the transaction is
                                                      made through the
                                                      Automated Clearing House
                                                      (ACH) and may take up to
                                                      eight days to clear.
                                                      There is generally no fee
                                                      for ACH transactions.

  SHAREHOLDER INFORMATION

                         [ICON]

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER
   Note: Your bank may charge a wire transfer fee.

   For initial investment:
   Call 1-800-774-3529 to place your order and receive a confirmation number. You will be asked to fax your application and to send the original in the mail. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:
   Instruct your bank to wire transfer your investment to:
   Name of Bank: Fifth Third Bank, Cincinnati
   Routing Number: ABA #042000314
   DDA# 717-26917

   Include:
   Your name
   Your confirmation number

   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-774-3529 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK

   You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. Capital gains are distributed at least annually. DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION AND MAY BE SUBJECT TO INCOME TAX.
   -----------------------------------------------------------------------------

  SHAREHOLDER INFORMATION

                         [ICON]

   SELLING YOUR SHARES
   INSTRUCTIONS FOR SELLING SHARES
   You may sell your shares
   at any time. Your sales
   price will be the next NAV
   after your sell order is
   received by the Funds,
   their transfer agent, or
   your investment
   representative. Normally
   you will receive your
   proceeds within a week
   after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.

   BY TELEPHONE (unless you have declined telephone sales privileges)

   1. Call 1-800-774-3529 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

   BY MAIL

   1. Call 1-800-774-3529 to request redemption forms or write a letter of instruction indicating:
      - your Fund and account number
      - amount you wish to redeem
      - address where your check should be sent
      - account owner signature

   2. Mail to: THE SHELBY FUNDS, Attn: Shareholder Services, P.O. Box 182698, Columbus, OH 43218-2698

   BY OVERNIGHT SERVICE

   SEE INSTRUCTION 1 ABOVE.

   2. Send to: THE SHELBY FUNDS, c/o BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

   WIRE TRANSFER

   You must indicate this option on your application.

   Call 1-800-774-3529 to request a wire transfer.

   If you call by 4 p.m. Eastern time, or the close of the NYSE, whichever is earlier, your payment will normally be wired to your bank on the next business day.

   The Funds may charge a wire transfer fee.

   Note: Your financial institution may also charge a separate fee.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is
                                      also known as redeeming shares or a
                                      redemption of shares.

  SHAREHOLDER INFORMATION

                         [ICON]

   SELLING YOUR SHARES
   CONTINUED

   AUTOMATIC WITHDRAWAL PLAN
   You can receive automatic payments from your account on a monthly or quarterly basis. The minimum withdrawal is $25. To activate this feature:
     - Make sure you've checked the appropriate box and completed the Automatic Withdrawal section of the Account Application. Or call 1-800-774-3529.
     - Include a voided personal check.
     - Your account must have a value of $10,000 or more to start withdrawals.
     - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000.

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Account ("IRAs").

   2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:
     - Your account address has changed within the last 10 business days
     - The check is not being mailed to the address on your account
     - The check is not being made payable to the owner(s) of the account
     - The redemption proceeds are being transferred to another Fund account with a different registration
     - The redemption proceeds are being wired to bank instructions currently not on your account


   Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a wire transfer or a certified check.

  SHAREHOLDER INFORMATION

                         [ICON]

   GENERAL POLICIES ON SELLING SHARES
   CONTINUED


   REFUSAL OF REDEMPTION REQUEST


   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.


   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If the Funds deem it advisable for the benefit of their shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in your account at the current NAV.

   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of the same class of another Shelby Fund, usually without paying additional sales charges (see "Notes on exchanges" below). No transaction fees are charged for exchanges

   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Shelby Funds, P.O. Box 182698, Columbus OH 43218-2698, or by calling 1-800-774-3529. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made.

   See "Selling your Shares" for important information about telephone transactions.

   To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to five exchanges within a one year period or three exchanges in a calendar quarter.

  SHAREHOLDER INFORMATION

                         [ICON]

   NOTES ON EXCHANGES

   When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives in the form of dividends is paid out, less expenses, to shareholders. Income dividends and Capital Gains on The Shelby Fund and the Shelby Large Cap Fund are usually paid annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time a Fund has held the security -- not how long the shareholder has been in the Fund.

   Dividends are taxable in the year in which they are declared, even if they are paid and appear on your account statement the following year.

   You will be notified in January each year about the federal tax status of distributions made by your Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.


   Each Fund is required to withhold 30% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided their Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

  FUND MANAGEMENT

                 [ICON]

   THE INVESTMENT ADVISER


   SMC Capital, Inc. (the "Adviser"), Louisville, Kentucky 40207, is the investment adviser for each Fund and has been engaged to provide day-to-day investment advisory services to the Funds. SMC Capital, Inc. is a registered investment adviser established in 1993. The Adviser receives an investment advisory fee from The Shelby Fund equal, on an annual basis, to 1.00% of that Fund's average daily net assets. The Adviser receives an investment advisory fee from The Shelby Large Cap Fund equal, on an annual basis, to 0.85% of that Fund's average daily net assets. For the fiscal year ended March 31, 2002, the Shelby Fund paid 1.00% in advisory fees to the Adviser and, in accordance with an expense limitation agreement in effect with respect to The Shelby Large Cap Fund, the Adviser reimbursed the Large Cap Fund 0.10% resulting in a net investment advisory fee, after reimbursement, of 0.75% for that Fund.


   PORTFOLIO MANAGERS

   The following individuals serve as portfolio managers for The Shelby Fund and are primarily responsible for the day-to-day management of that Fund's portfolio:

    Darrell R. Wells                      Chairman and Chief Executive Officer of SMC Capital, Inc.,
                                          Harvard University, A.B. (1965); SMC Capital, Inc.
                                          (1993-present); Security Management Company (1972-present).
    James C. Shircliff, CFA               Executive Vice-President and Director of Research of SMC
                                          Capital, Inc., University of Louisville, B.S. (1972); SMC
                                          Capital, Inc. (1997-present); Executive Investment Advisors
                                          (1992-1997); Southeastern Asset Management (1986-1991);
                                          Oppenheimer Management Company (1985-1986); Oppenheimer and
                                          Company (1983-1985); First Kentucky Trust Company
                                          (1973-1983).
    Richard A. Beck                       Senior Vice President of SMC Capital, Inc., University of
                                          Louisville, B.S. (1991); Babson University, M.B.A. (1999);
                                          SMC Capital, Inc. (1999-present).


   The following individuals serve as portfolio managers for The Shelby Large Cap Fund and are primarily responsible for the day-to-day management of that Fund's portfolio:

    Darrell R. Wells                      Chairman and Chief Executive Officer of SMC Capital, Inc.,
                                          Harvard University, A.B. (1965); SMC Capital, Inc.
                                          (1993-present); Security Management Company (1972-present).
    Holland N. McTyeire IV, CFA           Senior Vice-President and Chairman of the Investment
                                          Committee of Commonwealth Bank & Trust Company; Senior
                                          Vice-President of SMC Capital, Inc., Yale University, B.A.
                                          (1953); Commonwealth Bank & Trust Company (1993-present);
                                          SMC Capital, Inc. (2001-present).
    Brian S. Stivers                      Vice-President and Senior Investment Officer of Commonwealth
                                          Bank & Trust Company; Vice-President of SMC Capital, Inc.;
                                          University of Louisville, B.S. (1993); Commonwealth Bank &
                                          Trust Company (1994-present); SMC Capital, Inc.
                                          (2001-present).


   The Statement of Additional Information has more detailed information about the Adviser and other service providers

  FUND MANAGEMENT

                 [ICON]

   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services Limited Partnership is each Fund's distributor and BISYS Fund Services Ohio, Inc. is each Fund's administrator. Their address is 3435 Stelzer Road, Columbus, Ohio 43219.
   CAPITAL STRUCTURE -- The Coventry Group was organized as a Massachusetts business trust on January 8, 1992 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by the Coventry Group's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances. Absent such circumstances, the Coventry Group does not intend to hold annual or special meetings.

   The Funds offer three Classes of shares, Class A, Class B and Class Y Shares, each of which have different expenses that affect performance. For further information, telephone the Distributor at (800) 774-3529.

  FINANCIAL HIGHLIGHTS

                   [ICON]
THE SHELBY FUND


   FINANCIAL HIGHLIGHTS


   The financial highlights table is intended to help you understand The Shelby Fund's financial performance. The table below sets forth information for the Fund's Class Y Shares for each of the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Class Y Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request. Information is not presented for the Class Y Shares of The Shelby Large Cap Fund because that class of shares has not yet been publicly offered by the Fund.



                                             YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                             MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                2002         2001         2000         1999         1998
    NET ASSET VALUE, BEGINNING OF PERIOD      $  7.75      $ 20.08      $ 11.53      $ 13.66      $ 11.13
    -----------------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss                       (0.08)       (0.09)       (0.16)       (0.10)       (0.15)
      Net realized and unrealized gains
        (losses) from investments and
        options                                  0.32       (10.08)        9.39         1.07         4.40
    -----------------------------------------------------------------------------------------------------
        Total from operations                    0.24       (10.17)        9.23         0.97         4.25
    -----------------------------------------------------------------------------------------------------
    LESS DISTRIBUTIONS:
      From net realized gains from
        investment transactions                    --        (2.16)       (0.68)       (3.10)       (1.72)
      In excess of net realized gains from
        investments                                --        (1.38)          --           --           --
    -----------------------------------------------------------------------------------------------------
        Total distributions                     (0.00)       (2.16)       (0.68)       (3.10)       (1.72)
    -----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD            $  7.99      $  7.75      $ 20.08      $ 11.53      $ 13.66
    -----------------------------------------------------------------------------------------------------
        TOTAL RETURN                             3.10%      (53.42)%      82.50%       10.82%       39.31%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000s)        $23,763      $29,248      $68,417      $38,204      $90,544
      Ratio of net expenses to average net
        assets                                   1.78%        1.45%        1.59%        1.48%        1.29%
      Ratio of net investment loss to
        average net assets                      (0.84)%      (0.67)%      (1.18)%      (0.67)%      (0.95)%
      Ratio of expenses to average net
        assets*                                  1.83%        1.50%        1.64%        1.53%        1.34%
    Portfolio turnover rate**                   70.83%      284.76%      122.25%      161.45%      176.66%



    * During the period certain fees were reduced and/or reimbursed. If such fee reductions had not occurred, the ratios would have been as indicated.


   ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

Each Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:

                            THE SHELBY FUNDS
                            C/O BISYS FUND SERVICES
                            P.O. BOX 182698
                            COLUMBUS, OHIO 43218-2698
                            TELEPHONE: 1-800-774-3529

You can review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-202-942-8090, or by electronic request by e-mailing the Commission at the following address:
    publicinfo@sec.gov.

  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6526.

SHEL 0001800

                                THE SHELBY FUNDS

                                 THE SHELBY FUND

                            THE SHELBY LARGE CAP FUND

                            INVESTMENT PORTFOLIOS OF
                               THE COVENTRY GROUP

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 2002

This Statement of Additional Information is not a prospectus, but should be read in conjunction with each respective prospectus for The Shelby Fund and The Shelby Large Cap Fund (the "Funds"), dated the same date as the date hereof (the "Prospectus"). The Funds are separate investment portfolios of The Coventry Group (the "Group"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into each Prospectus and relates to each of the Funds' three share classes: the Class A Shares, the Class B Shares and the Class Y Shares. Copies of the Prospectuses may be obtained by writing the Funds, c/o BISYS Fund Services, at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 774-3259.

                                TABLE OF CONTENTS



INVESTMENT OBJECTIVE AND POLICIES........................................     3

   Additional Information on Portfolio Instruments.......................     3
   Investment Restrictions...............................................    11
   Portfolio Turnover....................................................    13

NET ASSET VALUE..........................................................    13


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...........................    14

   Matters Affecting Redemption..........................................    14

MANAGEMENT OF THE GROUP..................................................    14

   Trustees and Officers.................................................    14
   Investment Adviser....................................................    18

CODE OF ETHICS...........................................................    20

   Portfolio Transactions................................................    20
   Administrator.........................................................    21
   Distributor...........................................................    23
   Custodian.............................................................    24
   Transfer Agency and Fund Accounting Services..........................    24
   Independent Auditors..................................................    25
   Legal Counsel.........................................................    25

ADDITIONAL INFORMATION...................................................    25

   Description of Shares.................................................    25
   Vote of a Majority of the Outstanding Shares..........................    26
   Additional Tax Information............................................    26
   Calculation of Performance Data.......................................    30
   Performance Comparisons...............................................    35
   Principal Shareholders................................................    36
   Miscellaneous.........................................................    36

FINANCIAL STATEMENTS.....................................................    37

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE COVENTRY GROUP

         The Coventry Group (the "Group") is an open-end management investment company which issues its Shares in separate series. Each series of Shares relates to a separate portfolio of assets. This Statement of Additional Information deals only with two of these series, The Shelby Fund ("Shelby Fund") and The Shelby LargeCap Fund ("Large Cap Fund").

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses of the Funds. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of the Funds should be made without first reading the Prospectuses.

                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         The following policies supplement the investment objective and policies of the Funds as set forth in the Prospectuses for the Funds.

         BANK OBLIGATIONS. The Funds may invest in bank obligations such as bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instruments on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, if (i) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (ii) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Funds may purchase commercial paper consisting of issues rated at the time of purchase in the two highest rating categories by a nationally recognized statistical rating organization ("NRSRO"). For example, the Funds may purchase commercial paper rated A-2 or better by S&P, Prime-2 or better by Moody's or Duff 2 or better by Duff & Phelps. The Funds may also invest in commercial paper that is not rated but is determined by the Adviser, under guidelines established by the Group's Board of Trustees, to be of comparable quality.

         COMMON STOCKS. The Funds may invest in common stocks, which include the common stock of any class or series of foreign and domestic corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure. The Funds may also invest in warrants and rights related to common stocks.

         CONVERTIBLE SECURITIES. The Funds may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company's capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not rated.

         PREFERRED STOCK. The Funds may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

         U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Funds will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

         FOREIGN INVESTMENTS. The Funds may, subject to their investment objectives and policies, invest in certain obligations or securities of foreign issuers. Permissible investments consist of Eurobonds, which are U.S. dollar denominated debt securities issued by corporations located in Europe, Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States (primarily Europe), Yankee Certificates of Deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits, which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and securities purchased on foreign securities exchanges, may subject a Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Funds will acquire such securities only when the Adviser believes the risks associated with such investments are minimal.

         RIGHTS AND WARRANTS. The Funds may participate in rights offerings and purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' or warrants' expiration. Also, the purchase of rights or warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

         MEDIUM-GRADE DEBT SECURITIES. The Funds may invest in debt securities within the fourth highest rating group assigned by a NRSRO or, if unrated, securities determined by the Adviser to be of comparable quality ("Medium-Grade Securities").

         As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Medium-Grade Securities are considered to have speculative characteristics.

         Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

         Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a Fund to sell such securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited.

         Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which the Funds may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that a Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

         The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Adviser conducts its own independent credit analysis of Medium-Grade Securities.

         RESTRICTED SECURITIES. The Funds may invest up to 5% of their total assets in restricted securities, excluding restricted securities that are eligible for resale under Rule 144A under the Securities Act of 1933. Rule 144A under the Securities Act of 1933 allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A provides a "safe harbor" from the registration requirements of the Securities Act of 1933 for resales of certain securities to qualified institutional buyers. The Adviser believes that the market for certain restricted securities such as institutional commercial paper may expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

         The Adviser monitors the liquidity of restricted securities in each Fund's portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser may consider the following factors, although such factors may not necessarily be determinative: (1) the unregistered nature of a security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers, and mechanics of transfer).

         SHORT SALES. The Funds may from time to time sell securities short. A short sale is a transaction in which a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund must arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund from the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

         A Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or obligations of the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). In addition, the Fund will place in a segregated account with its custodian an amount of cash or U.S. Government Securities equal to the difference, if any, between (a) the current market value of the securities sold, and (b) any cash or U.S. Government Securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short.

         A Fund will incur a loss as a result of a short sale (other than a short sale against the box, see below) if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Possible losses from such short sales differ from losses that could be incurred from a purchase of a security, because losses from such short sales may be unlimited, whereas losses from purchases of a security can equal only the total amount invested. Short sales will be limited to no more than 25% of the total value of a Fund's assets.

         SHORT SALES AGAINST THE BOX. The Funds may enter into a short sale of a security such that, so long as the short position is open, the Fund will own an equal amount of preferred stock or debt securities, convertible or exchangeable without payment or further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as one "against the box," will be entered into by a Fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale.

         SECURITIES LENDING. In order to generate additional income, the Funds may, from time to time, subject to their investment objective, policies and restrictions, lend portfolio securities to broker-dealers, banks, or institutional borrowers of securities pursuant to agreements requiring that the loans be secured by collateral equal in value to 102% of the value of the securities loaned. Collateral for loans of portfolio securities must consist of cash or Government Related Securities. This collateral will be valued daily by the Adviser. Should the market value of the loaned securities increase, the borrower is required to furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest received on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, the Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default or enter into bankruptcy, the Fund will have the contract right to retain the collateral described above. The Funds will enter into loan agreements only with broker-dealers, banks, or other institutions that the Adviser has determined are creditworthy under guidelines established by the Group's Board of Trustees.

         OPTIONS. The Funds may purchase or sell (write) put and call options on securities and securities indices in order to attempt to hedge against fluctuations in the market value of their portfolio holdings or securities that they anticipate purchasing. A Fund may use options to hedge up to the full value of its portfolio of securities. In addition, a Fund may purchase put and call options to attempt to increase the total investment return of the Fund. The Funds will not, however, commit more than 10% of their respective total assets to attempts to increase returns using purchased options. When options positions are economically offsetting or hedge other options or securities positions, they are considered hedging transactions and the 10% limitation will not apply. Options may be listed on a domestic or foreign securities exchange or may be traded over the counter. Options contracts may relate to particular securities or to various stock or bond indices.

         Options trading is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A listed call option for a particular security gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an interest rate index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

         When a Fund purchases a put or call option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes a call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
         As noted previously, there are several risks associated with transactions in options on securities, currencies and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         FUTURES. The Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index. The Funds may also purchase or sell options on any such futures contracts and engage in related closing transactions. The Funds intend to enter into futures transactions solely for hedging purposes and not for speculation. For example, in order to hedge against market risks when market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. Similarly, when market values are expected to rise, a Fund may, through the purchase of futures contracts, attempt to secure better prices for the Fund than might later be available in the market when it effects anticipated purchases. When purchasing futures contracts the Funds are required to segregate in a separate account cash and/or liquid securities in an amount sufficient to meet the related obligations thereunder.

         The use of futures contracts is a highly specialized investment activity and carries with it certain risks that are different from those associated with more ordinary portfolio securities transactions. There can be no guarantee that the risk reducing objectives that are intended to be achieved will be realized. If the Adviser judges market conditions or market trends incorrectly, such futures strategies may lower a Fund's overall returns. In addition, there can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or option position.

         WHEN-ISSUED SECURITIES. The Funds may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund will generally not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, the Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets.

         When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Funds will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with a Fund's investment objective, policies and restrictions, and not for investment leverage.

         REPURCHASE AGREEMENTS. Securities held by the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the Federal Deposit Insurance

         Corporation and registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Group believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by the Fund's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. The Funds intend to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that (i) the party obtaining the securities pursuant to such agreement will be unable to deliver such securities back to the Fund upon maturity of the agreements, and (ii) the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities, and the Fund will be unable to liquidate its position in such securities during such periods of decline. Reverse repurchase agreements are considered to be borrowings by the Funds under the 1940 Act.

         SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may invest in securities issued by other investment companies. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Funds would bear, along with other shareholders, the pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that each Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

INVESTMENT RESTRICTIONS

         The following are fundamental investment restrictions that may be changed only by the affirmative vote of a majority of the outstanding Shares of a Fund (as defined below). Under these restrictions, each Fund may not:

         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, with respect to 75% of its portfolio, more than 5% of the value of the total assets of the Fund would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer.

         2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; (ii) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         4. Make loans, except that the Fund may purchase or hold debt securities and lend portfolio securities in accordance with its investments objective and policies, and may enter into repurchase agreements.

         5. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities".

         6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund.

         7. Purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein).

         The following additional investment restrictions are non-fundamental and may be changed with respect to a Fund without the vote of a majority of the outstanding Shares of the Fund. Each Fund may not:

         1. Invest more than 15% of its assets (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover options the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the Adviser's opinion may be deemed illiquid.

         2. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities.

         3. Maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except as set forth in the Prospectus and in this Statement of Additional Information.

         4. Purchase participation or direct interests in oil, gas or other mineral exploration or development programs (although investments by the Fund in marketable securities of companies engaged in such activities are not prohibited in this restriction).

         5. Purchase securities of other investment companies, except (i) in connection with a merger, consolidation, acquisition or reorganization, and (ii) the Fund may invest up to 10% of the value of its total assets in other investment companies, as specified in the Prospectus and above, subject to such restrictions as may be imposed by the 1940 Act or any state laws.

         6. Invest for the purpose of exercising control or management.

         If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

PORTFOLIO TURNOVER

         The portfolio turnover rate for a Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less. Portfolio turnover for a Fund may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to the Fund. Portfolio turnover will not be a limiting factor in making investment decisions. For the fiscal years ended March 31, 2001 and March 31, 2002, the portfolio turnover rate of The Shelby Fund was 284.8% and 70.8%, respectively. For the period from September 10, 2001 (commencement of operations) through March 31, 2002, The Shelby Large Cap Fund's portfolio turnover rate was 9.5%.

                                 NET ASSET VALUE

         As indicated in the Prospectus, the net asset value of each Fund is determined and the Shares of the Funds are priced as of the Valuation Time on each Business Day. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day (other than a day on which no Shares of a Fund are tendered for redemption and no order to purchase any Shares is received) during which there is sufficient trading in portfolio instruments such that a Fund's net asset value per share might be materially affected. The NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

         Portfolio securities for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in the Adviser's best judgment under procedures established by, and under the supervision of, the Group's Board of Trustees.

         Among the factors that will be considered, if they apply, in valuing portfolio securities held by a Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         The Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. Certain instruments, for which pricing services used for the Funds do not provide prices, may be valued by the Group using methodologies similar to those used by pricing services, where such methodologies are believed to reflect fair value of the subject security. The methods used by the pricing service and the Group and the valuations so established will be reviewed by the Group under the general supervision of the Group's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Funds are sold on a continuous basis by BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Distributor" or "BISYS Fund Services") and BISYS Fund Services has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from the Distributor, Shares may be purchased through procedures established by BISYS Fund Services in connection with the requirements of accounts at Commonwealth Bancshares, Inc. and its affiliated financial institutions.

MATTERS AFFECTING REDEMPTION

         The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the Commission, (ii) the NYSE is closed for other than customary weekend and holiday closings, (iii) the Commission has by order permitted such suspension for the protection of security holders of the Group, or (iv) the Commission has determined that an emergency exists as a result of which (a) disposal by the Group of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Group to determine the fair value of its net assets.

         The Group may redeem Shares of a Fund involuntarily if redemption appears appropriate in light of the Group's responsibilities under the 1940 Act. See "HOW TO PURCHASE AND REDEEM SHARES -- Redemption of Shares" in the Prospectus.

                             MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

Overall responsibility for management of the Group rests with its Board of Trustees. The Trustees elect the Officers of the Group to supervise actively its day-to-day operations.

The names of the Trustees and Officers of the Group, their addresses, ages and principal occupations during the past five years are provided in the tables below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are included in the table titled, "Interested Trustees." Trustees who are not interested persons are referred to as Independent Trustees.

         INTERESTED TRUSTEES*


----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                          TERM OF                                       FUNDS IN
                                         OFFICE**                                         FUND
                            POSITION(S) AND LENGTH                                       COMPLEX          OTHER
      NAME, ADDRESS         HELD WITH     OF TIME     PRINCIPAL OCCUPATION(S) DURING    OVERSEEN      DIRECTORSHIPS
    AND DATE OF BIRTH       THE FUNDS     SERVED             PAST FIVE YEARS           BY TRUSTEE    HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Walter B. Grimm                                                                                       American
3435 Stelzer Road           President   President    From June 1992 to present,            18         Performance Funds
Columbus, Ohio 43219        and         and          employee of BISYS Fund Services.
Age: 56                     Trustee     Trustee
                                        since 1996.
----------------------------------------------------------------------------------------------------------------------
R. Jeffrey Young                                     From 1993 to present, employee                   n\a
3435 Stelzer Road           Chairman    Chairman     of BISYS Fund Services.               18
Columbus, Ohio 43219        and         and
Age: 37                     Trustee     Trustee
                                        since 1999.
----------------------------------------------------------------------------------------------------------------------


* Mr. Grimm and Mr. Young are each considered to be an "interested person" of the Group as defined in the 1940 Act due to their employment with BISYS Fund Services, the Funds' distributor and administrator.
** Trustees hold their position with the Trust until their resignation or removal.

         INDEPENDENT TRUSTEES


----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                          TERM OF                                       FUNDS IN
                                         OFFICE**                                         FUND
                            POSITION(S) AND LENGTH                                       COMPLEX
      NAME, ADDRESS         HELD WITH     OF TIME     PRINCIPAL OCCUPATION(S) DURING    OVERSEEN    OTHER DIRECTORSHIPS
    AND DATE OF BIRTH       THE FUNDS     SERVED             PAST FIVE YEARS           BY TRUSTEE     HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Maurice G. Stark                                                                                        n\a
3435 Stelzer Road            Trustee    Since 1992.  Retired. Until December 31,
Columbus, Ohio 43219                                 1994, Vice President-Finance and      18
Age 66                                               Treasurer, Battelle Memorial
                                                     Institute (scientific research
                                                     and development service
                                                     corporation).
----------------------------------------------------------------------------------------------------------------------
Michael M. Van Buskirk                                                                              BISYS Variable
3435 Stelzer Road            Trustee    Since 1992.  From June 1991 to present,            18       Insurance Funds
Columbus, Ohio 43219                                 employee of and currently
Age: 54                                              President of The Ohio Bankers'
                                                     League (trade association); from
                                                     September 1987 to June 1991,
                                                     Vice President-Communications,
                                                     TRW Information Systems Group
                                                     (electronic and space
                                                     engineering).
----------------------------------------------------------------------------------------------------------------------
John H. Ferring IV
3435 Stelzer Road            Trustee    Since 1998.  From 1979 to present,  President      18       n\a
Columbus, Ohio 43219                                 and Owner of Plaze, Incorporated,
Age: 49                                              St.Clair, Missouri (packaging
                                                     manufacturer).
----------------------------------------------------------------------------------------------------------------------


** Trustees hold their position with the Trust until their resignation or removal.

         OFFICERS WHO ARE NOT TRUSTEES

--------------------------------------------------------------------------------------------------------------------

                                                   TERM OF
                                                 OFFICE** AND
      NAME, ADDRESS         POSITION(S) HELD    LENGTH OF TIME    PRINCIPAL OCCUPATION(S) DURING PAST FIVE
    AND DATE OF BIRTH        WITH THE FUNDS         SERVED                          YEARS
--------------------------------------------------------------------------------------------------------------------
Sue A. Walters                                                   From July 1990 to present, employee of BISYS Fund
3435 Stelzer Road           Vice President     Since 2000.       Services.
Columbus, Ohio 43219
Age: 51

--------------------------------------------------------------------------------------------------------------------
Jennifer R. Brooks                                               From October 1988 to present, employee of BISYS
3435 Stelzer Road           Vice President     Since 1998.       Fund Services.
Columbus, Ohio 43219
Age: 36
--------------------------------------------------------------------------------------------------------------------
Lara Bocskey                                                     From 1998 to present, employee of BISYS
3435 Stelzer Road           Vice President     Since 2002.       Services; from 1996 to 1998, employee of First
Columbus, Ohio 43219                                             of America Bank Corporation.
Age: 32
--------------------------------------------------------------------------------------------------------------------
Nadeem Yousaf                                                    From August 1999 to present, employee of BISYS
3435 Stelzer Road           Treasurer          Since 1999.       Fund Services; from March 1997 to June 1999,
Columbus, Ohio 43219                                             employee of Investors Bank and Trust; from
Age: 33                                                          October 1994 to March 1997, employee of
                                                                 PricewaterhouseCoopers LLP.
--------------------------------------------------------------------------------------------------------------------
George L. Stevens                                                From September 1996 to present, employee of BISYS
3435 Stelzer Road           Secretary          Since 1996.       Fund Services; from September 1995 to September
Columbus, Ohio 43219                                             1996, Independent Consultant; from September 1989
Age: 51                                                          to September 1995, Senior Vice President, AmSouth
                                                                 Bank, N.A.
--------------------------------------------------------------------------------------------------------------------
Alaina V. Metz                                                   From June 1995 to present, employee of BISYS Fund
3435 Stelzer Road           Assistant          Since 1995.       Services; from May 1989 to June 1995, employee of
Columbus, Ohio 43219        Secretary                            Alliance Capital Management.
Age: 34

--------------------------------------------------------------------------------------------------------------------


** Officers hold their positions with the Trust until a successor has been duly elected and qualified.

BOARD COMMITTEES

         The Board has an Audit Committee, Nominating Committee and Valuation Committee. The Audit Committee oversees the Group's accounting and financial reporting policies and practices and oversees the quality and objectivity of the Group's financial statements and the independent audit thereof. The members of the Audit Committee, which met once during the last fiscal year, include all of the Board's Independent Trustees: Maurice G. Stark, Michael M. Van Buskirk, and John H. Ferring, IV. The Nominating Committee, also comprised of all of the Independent Trustees, evaluates the qualifications of candidates and makes nominations for Independent Trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. The purpose of the Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, is to oversee the implementation of the Group's valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. During the last fiscal year, the Nominating Committee and Valuation Committee held no meetings.

OWNERSHIP OF SECURITIES


         As of the date of this Statement of Additional Information, the Group's Trustees and Officers, as a group, own less than 1% of each Fund's outstanding Shares. For the year ended December 31, 2001, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustee within the same family of investment companies as the Funds is as follows:

         INTERESTED TRUSTEES

---------------------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                  SECURITIES IN ALL REGISTERED
                                                                                INVESTMENT COMPANIES OVERSEEN BY
                                        DOLLAR RANGE OF EQUITY                  TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE                         SECURITIES IN THE FUNDS                             COMPANIES
---------------------------------------------------------------------------------------------------------------------
Walter B. Grimm                                   $ 0                                          $ 0
---------------------------------------------------------------------------------------------------------------------
R. Jeffrey Young                                  $ 0                                          $ 0
---------------------------------------------------------------------------------------------------------------------

         INDEPENDENT TRUSTEES

---------------------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                  SECURITIES IN ALL REGISTERED
                                                                                INVESTMENT COMPANIES OVERSEEN BY
                                        DOLLAR RANGE OF EQUITY                   TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE                         SECURITIES IN THE FUNDS                             COMPANIES
---------------------------------------------------------------------------------------------------------------------
Maurice G. Stark                                  $ 0                                          $ 0
---------------------------------------------------------------------------------------------------------------------

Michael M. Van Buskirk                            $ 0                                          $ 0
---------------------------------------------------------------------------------------------------------------------

John H. Ferring IV                                $ 0                                          $ 0
---------------------------------------------------------------------------------------------------------------------



         The Officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services Ohio, Inc. ("BISYS Ohio") receives fees from the Fund for acting as administrator and transfer agent and for providing certain fund accounting services. Messrs. Yousaf, Stevens, Grimm, Ms. Walters, Ms. Bocskey, Ms. Metz and Ms. Brooks are employees of BISYS Fund Services.

         Trustees of the Group not affiliated with BISYS Ohio or BISYS Fund Services receive from the Group an annual fee of $3,000, plus $2,250 for each regular meeting of the Board of Trustees attended and $1,000 for each special meeting of the Board attended in person and $500 for other special meetings of the Board attended by telephone, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with BISYS or BISYS Fund Services do not receive compensation from the Group.

         For the fiscal year ended March 31, 2002 the Trustees received the following compensation from the Group and from certain other investment companies (if applicable) that have the same investment advisor as the Funds or an investment advisor that is an affiliated person of the Group's investment advisor:


------------------------------------------------------------------------------------------------------------------------
                                                                                                   TOTAL COMPENSATION
                                AGGREGATE         PENSION OR RETIREMENT     ESTIMATED ANNUAL       FROM THE FUND AND
                          COMPENSATION FROM THE    BENEFITS ACCRUED AS        BENEFITS UPON       FUND COMPLEX PAID TO
    NAME OF TRUSTEE               FUNDS           PART OF FUNDS EXPENSES       RETIREMENT             THE TRUSTEES
------------------------------------------------------------------------------------------------------------------------
Walter B. Grimm                   $  0                     $0                     $0                   $     0
------------------------------------------------------------------------------------------------------------------------
Maurice G. Stark                  $793                     $0                     $0                   $12,500
------------------------------------------------------------------------------------------------------------------------

Michael M. Van Buskirk            $793                     $0                     $0                   $12,500
------------------------------------------------------------------------------------------------------------------------

John H. Ferring IV                $681                     $0                     $0                   $10,250
------------------------------------------------------------------------------------------------------------------------
R. Jeffrey Young                    $0                     $0                     $0                   $     0
------------------------------------------------------------------------------------------------------------------------


Investment Adviser

         Prior to March 1, 2001 investment advisory services were provided to the Shelby Fund by Shelby County Trust Bank, Shelbyville, Kentucky 40066 (the "Former Adviser"), pursuant to an Investment Advisory Agreement dated as of June 27, 1994. Prior to March 1, 2001 SMC Capital Inc., Louisville, Kentucky 40207 (the "Adviser"), provided sub-investment advisory services to the Shelby Fund pursuant to a Sub-Advisory Agreement dated as of June 27, 1994 (the "Sub-Advisory Agreement"). Effective March 1, 2001 SMC Capital, Inc. replaced the Former Adviser as Investment Adviser to the Shelby Fund pursuant to an Assumption Agreement between the Adviser, the Former Adviser and the Shelby Fund.

         Under the Investment Advisory Agreement for the Shelby Fund, the Adviser provides investment advisory services to that Fund and the Fund pays the Adviser a fee computed daily and paid monthly, at an annual rate, calculated as one percent (1.00%) of the average daily net assets of the Shelby Fund. Under the Investment Advisory Agreement for the Large Cap Fund, the Adviser provides investment advisory services to that Fund and the Fund pays the Adviser a fee computed daily and paid monthly, at an annual rate, calculated as eighty five one hundredths of one percent (0.85%) of the average daily net assets of the Large Cap Fund.

         With respect to the Shelby Fund, the total investment advisory fees paid to the Former Adviser for the fiscal years ended March 31, 2000 and March 31, 2001 was $454,916 and $484,773, respectively, and the total sub-investment advisory fees paid to the Adviser for the fiscal years ended March 31, 2000 and March 31, 2001 while it was serving as sub-investment adviser to the Shelby Fund, was $203,322 and $236,754, respectively. The total investment advisory fees paid to the Adviser for the period from March 1, 2001 through March 31, 2001, while it served as investment adviser to the Shelby Fund was $26,031. The total investment advisory fees paid to the Adviser for the fiscal year ended March 31, 2002 was $279,874.

         The Adviser has contractually agreed, until March 31, 2003, to waive fees and/or reimburse the Large Cap Fund to the extent necessary to maintain the Large Cap Fund's Total Fund Operating Expenses for Class A, B, and Y shares at 1.65%, 2.40% and 1.40%, respectively, provided that these limits do not apply to increases due to brokerage costs, interest, taxes and dividends and extraordinary expenses. The Fund has agreed to pay or repay fees that were waived or reimbursed for a period up to three years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a Class to exceed the above limits. Investment advisory fees earned by the Adviser for services to the Large Cap Fund for the period from September 10, 2001 (commencement of operations) through March 31, 2002 totaled $109,601, and the Adviser waived advisory fees in the amount of $12,894 in accordance the Fund's expense limitation agreement.

         Unless sooner terminated, the Advisory Agreements will continue in effect until February 28, 2003 and from year to year thereafter, if such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION Miscellaneous" in the Fund's Prospectus), and a majority of the Trustees who are not parties to the Advisory Agreements or interested persons (as defined in the 1940 Act) of any party to the Advisory Agreements by votes cast in person at a meeting called for such purpose. The Advisory Agreements are terminable at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Adviser. The Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

         Each Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with its performance under the Advisory Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

         The annual continuation of the Investment Advisory Agreement for the Shelby Fund was approved by both a majority of the Trustees and a majority of the independent Trustees at a meeting held on February 21, 2002. In considering whether to approve the continuation of the Investment Advisory Agreement for the Shelby Fund, the Board members requested and received from the Adviser extensive information and data relating to the Agreement and the Adviser's management of the Fund. The Board considered a number of factors including the Shelby Fund's investment performance, the Fund's operating expenses, and the Adviser's capability to manage the Fund, and the Board compared this information with information they had received about other, similar mutual funds. The Board members also took into consideration the brokerage practices of the Adviser, including soft dollar arrangements, in considering the Adviser's services. Based upon this review, it was the determination of the Board members that the continuation of the Investment Advisory Agreement for the Shelby Fund with the Adviser was in the best interests of the Shelby Fund and its shareholders. The Investment Advisory Agreement for the Large Cap Fund was initially approved by both the Trustees and the independent Trustees at a meeting held May 22, 2001 and was not required to be considered for continuation during the past fiscal year.

                                 CODE OF ETHICS

         The Group, the Adviser, and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to securities trading practices of its personnel. Each Code permits covered personnel to trade in securities in which a Fund may invest, subject to certain restrictions and reporting requirements.

PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreements, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute the Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to a Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

         The Group, on behalf of each Fund, will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with Commonwealth Bancshares Inc., SMC Capital Inc., BISYS Fund Services, or their affiliates, and will not give preference to Commonwealth Bancshare Inc.'s correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. The Adviser may cause a Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction or a price for certain securities in excess of the amount another broker might have charged. Such higher commissions or prices may not be paid unless the Adviser determined in good faith that the amount paid is reasonable in relation to the services received in terms of the particular transaction or the Adviser's overall responsibilities to the Trust and any other of the Adviser's clients.

         Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Funds.

         While the Adviser generally seeks competitive commissions, a Fund may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above.

         Investment decisions for each Fund are made independently from those for any other investment company or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Group on behalf of a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Funds and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreements, in making investment recommendations for a Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by a Fund.

         For the fiscal year ended March 31, 2000, the Shelby Fund paid brokerage commissions of $145,030, none of which commissions were paid to any affiliate of the Fund or Adviser. For the fiscal year ended March 31, 2001, the Shelby Fund paid brokerage commissions of $418,830, none of which commissions were paid to any affiliate of the Fund or the Adviser. For the fiscal year ended March 31, 2002, the Shelby Fund paid brokerage commissions of $99,098, none of which commissions were paid to any affiliate of the Fund or Adviser. For the period September 10, 2001 (commencement of operations) through March 31, 2002, the Large Cap Fund paid brokerage commissions of $9,607, none of which commissions were paid to any affiliate of the Fund or the Adviser.

ADMINISTRATOR

         BISYS Ohio serves as administrator (the "Administrator") to the Funds pursuant to a Management and Administration Agreement dated June 27, 1994, as amended (the "Administration Agreement"). The Administrator assists in supervising all operations of the Funds (other than those performed by the Adviser under the Investment Advisory Agreement, the Custodian under the Custodian Agreement and by BISYS Ohio under the Transfer Agency Agreement and the Fund Accounting Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc.

         Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file each of the Fund's federal and state tax returns and required tax filings other than those required to be made by the Custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Funds with each Fund's preparation of its Annual and Semi-Annual Reports to Shareholders and Registration Statement; compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of each Fund's operations other than those performed by the Adviser under the Investment Advisory Agreements, by the Custodian under the Custodian Agreement and by BISYS Fund Services Ohio, Inc. under the Transfer Agency Agreement and the Fund Accounting Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, computed daily and paid monthly, calculated at an annual rate of 0.20% of a Fund's first $300 million in net assets, 0.125% of the next $400 million of net assets, 0.08% of the next $300 million of net assets and 0.05% of the Fund's net assets in excess of $1 billion. The Administrator may periodically waive all or a portion of its fee with respect to a Fund in order to increase the net income of the Fund available for distribution as dividends.

         For the fiscal year ended March 31, 2000, the Administrator earned administrative fees from the Shelby Fund of $90,984 and the Administrator waived administrative fees in the amount of $22,746. For the fiscal year ended March 31, 2001, the Administrator earned administrative fees from the Shelby Fund of $102,191 and the Administrator waived administrative fees in the amount of $25,547. For the fiscal year ended March 31, 2002, the Administrator earned administrative fees from the Shelby Fund of $55,985 and the Administrator waived administrative fees in the amount of $13,997. For the period September 10, 2001 (commencement of operations) through March 31, 2002, the Administrator earned administrative fees from the Shelby Large Cap Fund of $25,789 and the Administrator waived administrative fees in the amount of $6,447.

         The Administration Agreement shall be renewed automatically for successive three-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days' prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to each Fund through a failure by a party to the Administration Agreement to renew at the end of a three-year term, upon mutual agreement of the parties, or for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by a Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

DISTRIBUTOR

         BISYS Fund Services serves as distributor to each Fund pursuant to the Distribution Agreement dated October 1, 1993, as amended (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect from year to year if its continuance is approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding Shares of a Fund and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         In its capacity as Distributor, BISYS Fund Services solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives no compensation under the Distribution Agreement with the Group.

         The Group has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which the Class A and Class B Shares of each Fund are authorized to pay the Distributor for payments it makes to banks, other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as "Service Organizations") for providing administration, distribution or shareholder service assistance to the Funds. Payments to such Service Organizations may be made pursuant to agreements entered into with BISYS Fund Services. The Plan authorizes each Fund to make payments to the Distributor in an amount not to exceed, on an annual basis, .25% of the average daily net assets of Class A Shares and up to 1.00% of the average daily net assets of the Class B Shares. As required by Rule 12b-1, the Plan was approved by the sole Shareholder of each Fund and by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding Shares of a Fund. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. However, any change in the Plan that would materially increase the distribution cost to a Fund requires Shareholder approval. For so long as the Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding Shares of a Fund. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit each Fund and its Shareholders.

         The Board of Trustees of the Group believes that the Plan is in the best interests of the Funds since it encourages Fund growth. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

         For the fiscal year ended March 31, 2002, the Distributor received distribution fees with respect to Class A Shares of the Shelby Fund in the amount of $1,879, all of which were paid as compensation to dealers. Because Class B Shares of the Shelby Fund were not offered for sale during the fiscal year, no distribution fees were paid with respect to the Class B Shares. With respect to the Shelby Large Cap Fund, for the period from September 10, 2001 (commencement of operations) through March 31, 2002, the Distributor received distribution fees with respect to Class A Shares of the Shelby Large Cap Fund in the amount of $32,235, all of which were paid as compensation to dealers. Because Class B Shares of the Shelby Large Cap Fund were not offered for sale during the fiscal year, no distribution fees were paid with respect to the Class B Shares of the Large Cap Fund.

CUSTODIAN

         Fifth Third Bank, Cincinnati, Ohio, serves as custodian (the "Custodian") to the Funds pursuant to the Custodian Agreement dated as of June 27, 1994, as amended between the Group and the Custodian (the "Custodian Agreement"). The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest on each Fund's investments. In consideration of such services, each Fund pays the Custodian an annual fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES

         BISYS Ohio serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for the Funds pursuant to the Transfer Agency Agreement dated June 27, 1994, as amended. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's Shareholders of record: maintenance of shareholder records for each Fund's Shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of Shares of a Fund on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record.

         In addition, BISYS Ohio provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement dated June 27, 1994, as amended. BISYS Ohio receives a fee from each Fund for such services equal to a fee computed daily and paid periodically at an annual rate of three one-hundredths of one percent (.03%) of a Fund's average daily net assets, subject to a minimum annual fee of $30,000. Under such Agreement, BISYS maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for each Fund, including calculation of the net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Custodian, affirmation to the Custodian of all portfolio trades and cash settlements, and verification and reconciliation with the Custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

INDEPENDENT AUDITORS

         Ernst & Young LLP has been selected as independent auditors for the Fund for the fiscal year ended March 31, 2003.

LEGAL COUNSEL

         Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Group.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Group is a Massachusetts business trust, organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are Shares of beneficial interest, with a par value of $0.01 per share. The Group currently has several separate series of Shares, two of which represent interests in the Funds. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Funds' Prospectuses and this Statement of Additional Information, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

         As used in the Prospectuses and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of
(a) 67% or more of the votes of Shareholders of the Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Fund.

ADDITIONAL TAX INFORMATION

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         TAXATION OF THE FUNDS. The Funds intend to qualify annually and to elect to be treated as regulated investment companies under the Code.

         To qualify as a regulated investment company, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related business; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

         As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to Shareholders. Each Fund intends to distribute to its Shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         DISTRIBUTIONS. Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. Shareholder as ordinary income. A portion of a Fund's income may consist of dividends paid by U.S. corporations and, accordingly, a portion of the dividends paid by a Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the Shareholder has held the Fund's Shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the net asset value of a Share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and Shareholders receiving distributions in the form of additional Shares will receive a report as to the net asset value of those Shares.

         OPTIONS AND HEDGING TRANSACTIONS. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain options in which a Fund may invest may be "section 1256 contracts". Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

         Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to Shareholders.

         A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to Shareholders, and which, will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         If a Fund invests in stock of certain foreign investment companies ("PFICs"), the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its Shareholders.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. An alternative election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

         SALE OF SHARES. Upon the sale or other disposition of Shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, a Shareholder generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the Shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including Shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Shareholder on a disposition of Fund Shares held by the Shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the Shareholder with respect to such Shares. Furthermore, a loss realized by a Shareholder on the redemption, sale or exchange of Shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such Shares have been held by the Shareholder for less than six months.

         FOREIGN WITHHOLDING TAXES. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

         BACKUP WITHHOLDING. Each Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's U.S. federal income tax liability.

CALCULATION OF PERFORMANCE DATA

         Yield Calculations. Yields on each Class of Fund Shares are computed by dividing the net investment income per share (as described below) earned by the Class during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The net investment income per share of a Class earned during the period is based on the average daily number of Shares of that Class outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                      a - b
                        Yield =2 [(cd + 1)exp(6) - 1]

Where:            a = dividends and interest earned during the period.
                  b = expenses accrued for the period (net of reimbursements). c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.
                  d = maximum offering price per Share on the last day of
                      the period.

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is held by the Fund. Interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

         During any given 30-day period, the Adviser, Administrator or Distributor may voluntarily waive all or a portion of their fees with respect to a Fund or a Class. Such waiver would cause the yield of a Class to be higher than it would otherwise be in the absence of such a waiver.

         TOTAL RETURN CALCULATIONS. Average annual total return is a measure of the change in value of an investment in a Class of Shares of a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in Shares of that Class immediately rather than paid to the investor in cash. A Fund computes the average annual total return for each Class by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:
Average Annual                          ERV
Total Return                  = [ (P) exp (1/n) - 1]
                                         P

Where:            ERV    = ending redeemable value at the end of the period
                           covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
                  P      = hypothetical initial payment of $1,000.
                  n      = period covered by the computation, expressed in
                           terms of years.

         The Funds compute their aggregate total return for each Class by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total             ERV
          Return        = [(----] - 1]

         ERV    = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
         P      = hypothetical initial payment of $1,000.

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

         The Funds compute their average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                             ATVD
Average  Annual Total Return After Taxes = [------ to the 1/nth power -1] (after
         taxes on distributions)              P

Where:            P      = a hypothetical initial payment of $1,000.
                  n      = number of years.
                  ATVD   = ending value of a hypothetical $1,000 payment made
                           at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

         The Funds compute their average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions and redemptions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                                ATVDR
Average Annual Total Return After Taxes   =   [(------) to the 1/nth power -1]
(after taxes on distributions and redemptions)              P

Where:            P      = a hypothetical initial payment of $1,000.
                  n      = number of years.
                  ATVDR  = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

         The average annual total returns for each class of shares currently being offered and sold for the one-year, five-year, ten-year and since inception periods ended March 31, 2002 (as applicable) are set forth in the following tables. Such performance information includes the prior performance of certain common trust funds and collective investment funds (the "Commingled Funds") which had their assets converted into assets of each respective Fund upon the establishment of each of the Funds and which have been restated to reflect the current fees for the Funds. The Commingled Funds were operated with the same investment objectives and used investment strategies and techniques that are substantially similar to those used for the Funds. During the time period of their existence the Commingled Funds were not registered under the 1940 Act and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Funds had been registered under the 1940 Act, their performance might have been adversely affected. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time that the Funds became registered investment companies.


                                                1 YEAR            5 YEARS           10 YEARS      SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------------------
Shelby Fund
   Class A Return Before Taxes (excludes       -17.81%             3.11%             10.64%            12.43%
       sales charge)
  Class A Return Before Taxes (includes        -21.72%             2.11%             10.11%            12.17%
       sales charge)
  Class A Return After Taxes on                -17.81%            -0.01%              n/a               n/a
      Distributions (excludes sales
      charge)
  Class A Return After Taxes on                -21.72%            -0.98%              n/a               n/a
      Distributions (includes sales
      charge)
  Class A Return After Taxes on                -10.85%             1.96%              n/a               n/a
      Distributions and Sale of Fund
      Shares (excludes sales charge)
  Class A Return After Taxes on                -13.21%             1.15%              n/a               n/a
      Distributions and Sale of Fund
      Shares (includes sales charge)
   Class Y Return Before Taxes                 -17.58%             3.37%             10.92%            12.71%
  Class Y Return After Taxes on                -17.58%             0.24%              n/a               n/a
      Distributions
  Class Y Return After Taxes on                -10.71%             2.16%              n/a               n/a
      Distributions and Sale of Fund
      Shares


---------------------------

(1) Class A shares of the Shelby Fund commenced investment operations on October 28, 1999. Class Y shares of the Shelby Fund commenced investment operations on July 1, 1994. The Commingled Funds which were converted into the Shelby Fund commenced operations on January 1, 1981. The performance shown for Class A shares prior to October 28, 1999 includes the performance of the Commingled Funds and performance of the Class Y shares prior to October 28, 1999, as restated to reflect the expenses of the Class A shares.


                                                1 YEAR            5 YEARS       SINCE INCEPTION
------------------------------------------------------------------------------------------------
LARGE CAP FUND(2)
   Class A Return Before Taxes (excludes        -9.98%            11.59%             14.16%
       sales charge)
  Class A Return Before Taxes (includes        -14.26%            10.51%             13.27%
       sales charge)
  Class A Return After Taxes on                  n/a                n/a               n/a
      Distributions (excludes sales
      charge)
  Class A Return After Taxes on                  n/a                n/a               n/a
      Distributions (includes sales
      charge)
  Class A Return After Taxes on                  n/a                n/a               n/a
      Distributions and Sale of Fund
      Shares (excludes sales charge)
  Class A Return After Taxes on                  n/a                n/a               n/a
      Distributions and Sale of Fund
      Shares (includes sales charge)


PERFORMANCE COMPARISONS

         Investors may judge the performance of a Fund by comparing or referencing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies. Such comparisons may be made by referring to market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation. Such comparisons may also be made by referring to data prepared by Lipper Analytical Services, Inc. (a widely recognized independent service which monitors the performance of mutual funds). Comparisons may also be made to indices or data published in national financial publications such as Ibottson Associates, Inc., Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, USA Today and local newspapers. In addition to performance information, general information about a Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         From time to time, a Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to Shareholders. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Funds.

---------------------------

(2) The Large Cap Fund commenced investment operations on September 10, 2001. The Commingled Funds which were converted into the Large Cap Fund commenced operations on October 1, 1995.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of each Fund may include descriptions of the investment adviser including, but not limited to,
(i) descriptions of the adviser's operations, (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the adviser's operations.

         From time to time, a Fund may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations.

         Current yields and total return figures will fluctuate from time to time and are not necessarily representative of future results. Accordingly, each Fund's yield or other performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of a Fund's quality, composition and maturity, as well as expenses allocated to the Fund.

PRINCIPAL SHAREHOLDERS

         As of July 16, 2002, no persons or entities owned beneficially or of record 5% or more of the Shelby Fund's outstanding shares, except: (i) with respect to Class Y Shares - Commonwealth Bank & Trust Company, 12906 Shelbyville Road, Louisville, Kentucky 40243 which owned of record 96.37%; and (ii) with respect to Class A Shares - Glenn W. Mierendorf and Karen L. Wells, 176 South Mountain Avenue, Montclair, New Jersey 07042, who owned 15.08%; Link & Co., P.O. Box 630074, Cincinnati, Ohio 45263, which owned of record 22.53%; the Wells Foundation, 4350 Brownsboro Road, Louisville, Kentucky 40207, which owned 13.23%; and Commonwealth Bank & Trust Company, 12906 Shelbyville Road, Louisville, Kentucky, 40243, which owned of record 21.46%.

         As of July 16, 2002, no persons or entities owned beneficially or of record 5% or more of the Large Cap Fund's outstanding shares, except, with respect to Class A Shares - Commonwealth Bank & Trust Company, 12906 Shelbyville Road, Louisville, Kentucky, 40243, which owned of record 99.06%.

MISCELLANEOUS

         Shareholders will receive unaudited Semi-Annual Reports and Annual Reports audited by independent public accountants describing the investment operations of each Fund. Each of these Reports, when available for a particular fiscal year end or half-year end, is incorporated herein by reference. The Funds may include information in their Annual Reports and

Semi-Annual Reports to Shareholders that (i) describes general economic trends,
(ii) describes general trends within the financial services industry or the mutual fund industry, (iii) describes past or anticipated portfolio holdings for a fund within the Group or (iv) describes investment management strategies for such funds. Such information is provided to inform Shareholders of the activities of the Funds for the most recent fiscal year or half-year and to provide the views of the advisers and/or Group officers regarding expected trends and strategies.

         Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Shareholders owning not less than 10% of the outstanding Shares of the Group entitled to vote may cause the Trustees to call a special meeting, including for the purpose of considering the removal of one or more Trustees. Any Trustee may be removed at any meeting of Shareholders by vote of two-thirds of the Group's outstanding shares. The Declaration of Trust provides that the Trustees will assist shareholder communications to the extent required by Section 16(c) of the 1940 Act in the event that a shareholder request to hold a special meeting is made.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

         The financial statements of each of the Funds appearing in the Funds' Annual Report to Shareholders for the year ended March 31, 2002 have been audited by Arthur Andersen LLP, independent public accountants, as set forth in their report thereon. Such financial statements are incorporated herein by reference.